UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05120

Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

NUVEEN Investments

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
April 30, 2011

Nuveen Municipal Value Fund, Inc.
NUV

Nuveen Municipal Value Fund 2
NUW

Nuveen Municipal Income Fund, Inc.
NMI

Nuveen Enhanced Municipal Value Fund
NEV

April

INVESTMENT ADVISER NAME CHANGE

Effective January 1, 2011, Nuveen Asset Management, the Funds’ investment adviser, changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”). Concurrently, Nuveen Fund Advisors formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio management capabilities.

NUVEEN INVESTMENTS COMPLETES STRATEGIC COMBINATION WITH FAF ADVISORS

On December 31, 2010, Nuveen Investments completed the strategic combination between Nuveen Asset Management, LLC, the largest investment affiliate of Nuveen Investments, and FAF Advisors. As part of this transaction, U.S. Bancorp – the parent of FAF Advisors – received cash consideration and a 9.5% stake in Nuveen Investments in exchange for the long-term investment business of FAF Advisors, including investment management responsibilities for the non-money market mutual funds of the First American Funds family.

The approximately $27 billion of mutual fund and institutional assets managed by FAF Advisors, along with the investment professionals managing these assets and other key personnel, have become part of Nuveen Asset Management, LLC. With these additions to Nuveen Asset Management, LLC, this affiliate now manages more than $100 billion of assets across a broad range of strategies from municipal and taxable fixed income to traditional and specialized equity investments.

This combination does not affect the investment objectives or strategies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at HydePark, NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors and Winslow Capital. Nuveen Investments managed approximately $206 billion of assets as of March 31, 2011.

Table of Contents

Chairman’s Letter to Shareholders	4
Portfolio Managers’ Comments	5
Dividend and Share Price Information	10
Performance Overviews	12
Portfolios of Investments	16
Statement of Assets and Liabilities	51
Statement of Operations	52
Statement of Changes in Net Assets	53
Financial Highlights	55
Notes to Financial Statements	58
Board Approval of Sub-Advisory Arrangements	68
Reinvest Automatically, Easily and Conveniently	69
Glossary of Terms Used in this Report	71
Other Useful Information	75

Chairman’s
Letter to Shareholders

Dear Shareholders,

In 2010, the global economy recorded another year of recovery from the financial and economic crises of 2008, but many of the factors that caused the downturn still weigh on the prospects for continued improvement. In the U.S., ongoing weakness in housing values has put pressure on homeowners and mortgage lenders. Similarly, the strong earnings recovery for corporations and banks is only slowly being translated into increased hiring or more active lending. Globally, deleveraging by private and public borrowers has inhibited economic growth and that process is far from complete.

Encouragingly, constructive actions are being taken by governments around the world to deal with economic issues. In the U.S., the recent passage of a stimulatory tax bill relieved some of the pressure on the Federal Reserve to promote economic expansion through quantitative easing and offers the promise of sustained economic growth. A number of European governments are undertaking programs that could significantly reduce their budget deficits. Governments across the emerging markets are implementing various steps to deal with global capital flows without undermining international trade and investment.

The success of these government actions could determine whether 2011 brings further economic recovery and financial market progress. One risk associated with the extraordinary efforts to strengthen U.S. economic growth is that the debt of the U.S. government will continue to grow to unprecedented levels. Another risk is that over time there could be inflationary pressures on asset values in the U.S. and abroad, because what happens in the U.S. impacts the rest of the world economy. Also, these various actions are being taken in a setting of heightened global economic uncertainty, primarily about the supplies of energy and other critical commodities. In this challenging environment, your Nuveen investment team continues to seek sustainable investment opportunities and to remain alert to potential risks in a recovery still facing many headwinds. On your behalf, we monitor their activities to assure they maintain their investment disciplines.

As you will note elsewhere in this report, on December 31, 2010, Nuveen Investments completed a strategic combination with FAF Advisors, Inc., the manager of the First American Funds. The combination adds highly respected and distinct investment teams to meet the needs of investors and their advisors and is designed to benefit all fund shareholders by creating a fund organization with the potential for further economies of scale and the ability to draw from even greater talent and expertise to meet those investor needs.

As of the end of June 2011, Nuveen Investments had completed the refinancing of all of the Auction Rate Preferred Securities issued by its taxable closed-end funds and 91% of the MuniPreferred shares issued by its tax-exempt closed-end funds. Please consult the Nuveen Investments web site, www.Nuveen.com, for the current status of this important refinancing program.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Robert P. Bremner
Chairman of the Board
June 21, 2011

4 Nuveen Investments

Portfolio Managers’ Comments

Nuveen Municipal Value Fund, Inc. (NUV)
Nuveen Municipal Value Fund 2 (NUW)
Nuveen Municipal Income Fund, Inc. (NMI)
Nuveen Enhanced Municipal Value Fund (NEV)

Portfolio managers Tom Spalding, Chris Drahn and Steve Hlavin review key investment strategies and the six-month performance of these four national Funds. With 34 years of investment experience at Nuveen, Tom has managed NUV since its inception in 1987, adding portfolio management responsibility for NUW at its inception in 2009. Chris, who has 31 years of financial industry experience, assumed portfolio management responsibility for NMI in January 2011. An eight-year veteran of Nuveen, Steve has been involved in the management of NEV since its inception in 2009, taking on full portfolio management responsibility for this Fund in December 2010.

What key strategies were used to manage the Funds during the six-month reporting period ended April 30, 2011?

After rallying through most of 2010, municipal bond prices declined during this six-month period, impacted by investor concerns about inflation, the federal deficit and the deficit’s impact on demand for U.S. Treasury securities. Adding to this market pressure was media coverage of the strained finances of many state and local governments. As a result, money began to flow out of municipal bond funds, as yields rose and valuations declined. Toward the end of this period, we saw the environment in the municipal market improve, as some buyers were attracted by municipal bond valuations and yields, resulting in declining yields and rising valuations.

The municipal bond market also was affected by a significant decline in new tax-exempt issuance during this period. One reason for this decrease was the heavy issuance of taxable municipal debt at the end of 2010 under the Build America Bond (BAB) program. During November and December 2010, taxable BABs issuance nationwide totaled $31.5 billion, accounting for 34.5% of new bonds in the municipal market. Since interest payments from BABs represent taxable income, we did not view these bonds as appropriate investment opportunities for these Funds. The BAB program expired December 31, 2010, after Congress failed to include legislation extending the program in the tax bill it passed earlier that month. In addition to the BAB program’s impact on tax-exempt issuance during the November-December period, borrowers trying to take advantage of the program’s favorable terms before its termination at year end accelerated issuance

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings denotes the highest rating assigned by a Nationally Recognized Statistical Rating Organization (NRSRO) such as Standard & Poor’s (S&P), Moody’s or Fitch. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

Nuveen Investments 5

that potentially would have come to market as tax-exempt bonds in 2011, choosing instead to issue taxable BABs during the last two months of 2010. Due in part to this, national municipal issuance was down 49% for the first four months of 2011 compared with the same period in 2010.

Because of the constrained tax-exempt municipal bond issuance, we continued to take a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. During this period, we found value in health care, transportation (specifically tollroads), higher education and tax-supported bonds. In NEV, one of the areas we favored was the “other revenue” sector, where we were actively adding redevelopment agency bonds. The proposed elimination of redevelopment district programs in California, suggested as part of efforts to close gaps in the California state budget, prompted issuers to come to market with their remaining authorizations of redevelopment district bonds. This resulted in heavier supply of these bonds and higher yields at attractive prices. Across all of the Funds, the majority of our purchases were sector-based rather than geographically focused, although we continued to keep our holdings well diversified by state.

During the last months of 2010, some of this investment activity resulted from opportunities created by the provisions of the BAB program. For example, tax-exempt supply was more plentiful in the health care and higher education sectors because, as 501(c)(3) (nonprofit) organizations, hospitals and private universities generally did not qualify for the BAB program and continued to issue bonds in the tax-exempt municipal market. In addition, bonds with proceeds earmarked for refundings, working capital, and private activities were not covered by the BAB program, and this resulted in attractive opportunities in other sectors of the market.

For the most part, NUV, NUW and NMI focused on purchasing longer bonds to take advantage of attractive yields at the longer end of the municipal yield curve. The purchase of longer bonds also provided some protection for the Funds’ duration and yield curve positioning in the event that the BAB program was extended and continued to have an impact on tax-exempt issuance, especially at the long end of the curve. In NEV, which was invested-up during the lower rate environment of 2009, we have been working to improve the Fund’s yield and reduce its duration, bringing it more in line with our targets. During this period, we actively looked for opportunities to sell some of NEV’s longest holdings with lower coupons and lower embedded yields, including industrial development revenue (IDR), housing and hospital bonds. We then reinvested the proceeds from these sales into bonds with shorter durations, higher coupons and better yields. As a result of this activity, we were able to enhance NEV’s yield curve positioning and maturity, average coupon and embedded yield as well as take advantage of tax losses that will enable us to offset potential capital gains tax liabilities in the future.

6 Nuveen Investments

Some of the cash for new purchases during this period was generated by the proceeds from bond calls and maturing bonds, which we worked to redeploy to keep the Funds as fully invested as possible. NMI also took advantage of strong bids to sell a few holdings at attractive prices, mainly from the health care and IDR sectors, while NEV engaged in the selling described in the previous paragraph.

As of April 30, 2011, all four of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement, total return enhancement, and in NEV as a form of leverage. NEV also invested in additional types of derivative instruments1, such as forward interest rate swaps, designed to help shorten its duration. During this period, we gradually added to NEV’s derivative positions, all of which remained in place at period end.

How did the Funds perform?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Net Asset Value*
For periods ended 4/30/11

Fund	6-Month	1-Year	5-Year	10-Year
NUV	-3.78%	-0.24%	3.11%	4.52%
NUW	-5.77%	-0.91%	N/A	N/A
NMI	-2.87%	1.59%	4.07%	4.82%

Standard & Poor’s (S&P) National Municipal Bond Index2	-1.99%	1.98%	4.18%	4.94%
Lipper General and Insured Unleveraged Municipal
Debt Funds Average3	-2.17%	0.76%	3.29%	4.14%

NEV4	-8.37%	-2.57%	N/A	N/A

Standard & Poor’s (S&P) National Municipal Bond Index2	-1.99%	1.98%	4.18%	4.94%
Lipper General Leveraged Municipal Debt Funds Average3	-5.81%	0.10%	3.04%	5.25%

For the six months ended April 30, 2011, the cumulative returns on net asset value (NAV) for these four Funds underperformed the return for the Standard & Poor’s (S&P) National Municipal Bond Index. For the same period, NUV, NUW and NMI lagged the average return for the Lipper General and Insured Unleveraged Municipal Debt Funds Average and NEV trailed the average return for the Lipper General Leveraged Municipal Debt Funds Average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of effective leverage had an impact on the performance of NEV. Leverage is discussed in more detail on page nine.

* Six-month returns are cumulative; all other returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

1 Each Fund may invest in derivative instruments such as forwards, futures, options, and swap transactions. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, see the Portfolios of Investments, Financial Statements, and Notes to Financial Statements sections of this report.

2 The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

3 Each of the Lipper Municipal Debt Funds Averages shown in this report is calculated using the returns of all closed-end funds in their respective categories for each period as follows: Lipper General and Insured Unleveraged Municipal Debt Funds Average: 6-month, 7 funds; 1-year, 7 funds; 5-year, 6 funds; and 10-year, 6 funds; Lipper General Leveraged Municipal Debt Funds Average: 6-month, 74 funds; 1-year, 73 funds; 5-year, 70 funds; and 10-year, 51 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper averages are not available for direct investment.

4 NEV is a leveraged Fund through investments in inverse floating rate securities, as discussed in more detail on page nine. The remaining three Funds in this report are unleveraged and use inverse floating rate securities for duration management and both income and total return enhancement.

Nuveen Investments 7

During this period, municipal bonds with shorter maturities generally outperformed other maturity categories, with credits at the longest end of the yield curve posting the weakest returns. The underperformance of longer bonds was due in part to the rise in municipal yields at the longer end of the curve. Among these four Funds, NMI was the most advantageously situated in terms of duration and yield curve positioning, with more exposure to the outperforming shorter end of the yield curve. NEV and NUW, on the other hand, had the longer durations typical of newer Funds that were more recently invested in long-term bonds. Their greater exposure to the underperforming long part of the curve, as well as that of NUV, detracted from the performance of all three Funds for this period. Overall, variations in duration and yield curve positioning among the Funds accounted for the majority of the differences in performance.

As previously mentioned, NEV used derivatives, such as forward interest rate swaps to reduce the duration of the Fund’s portfolio. These derivatives had a positive impact on NEV’s total return performance for the period.

Credit exposure also played a role in performance during these six months. During the market reversal of late 2010, as the redemption activity in high-yield funds increased and risk aversion mounted, lower-rated credits were negatively impacted. For the period as a whole, bonds rated BBB generally underperformed those rated AAA. All of these Funds tended to be overweighted in bonds rated BBB, which negatively impacted their performance. This was offset to some degree in NMI by the Fund’s investment in individual securities that performed well. NEV, NMI and NUW also were hurt by their underweightings in bonds rated AAA.

Holdings that generally helped the Funds’ returns included housing, resource recovery and general obligation (GOs) and other tax-supported bonds. In general, these Funds tended to have relatively light exposures to housing (with the exception of NEV) and were somewhat underweighted in GOs, which limited their participation in the performance of these sectors. During this period, pre-refunded bonds, which are often backed by U.S. Treasury securities, also were among the strongest performers, primarily due to their shorter effective maturities and higher credit quality. As of April 30, 2011, both NUV and NMI had good weightings in pre-refunded bonds, while NUW and NEV—as newer Funds—had little to no exposure to these credits.

In contrast, the health care and transportation sectors turned in relatively weaker performance. All four of these Funds, especially NUW, were overweighted in the health care sector, which was generally negative for performance. NEV, however, benefited from strong individual security selection in the health care sector, with a number of its holdings outperforming the sector as a whole. Zero coupon bonds also were among the poorer performers, due largely to their longer maturities.

8 Nuveen Investments

IMPACT OF LEVERAGE STRATEGY ON NEV’S PERFORMANCE

One important factor impacting the return of NEV relative to the comparative indexes was the Fund’s use of effective leverage through investments in inverse floating rate securities. This Fund uses leverage because its manager believes that, over time, leveraging provides opportunities for additional income and total return for shareholders. However, use of leverage also can expose shareholders to additional volatility. For example, during periods when the prices of securities held by a Fund generally are declining, the negative impact of these valuation changes on net asset value and total return is magnified by the use of leverage. This is what happened during this reporting period, as the use of leverage had an overall negative impact on the Fund’s return.

Nuveen Investments 9

Dividend and
Share Price Information

The monthly dividends of NUV, NUW, NMI and NEV remained stable throughout the six-month reporting period ended April 30, 2011.

Due to normal portfolio activity, shareholders of the following Funds received capital gains and net ordinary income distributions in December 2010 as follows:

		Short-Term Capital Gains
	Long-Term Capital Gains	and/or Ordinary Income
Fund	(per share)	(per share)
NUV	$0.0210	$0.0007
NUW	$0.0193	$0.0028

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2011, NUV, NMI and NEV had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes, while NUW had a positive UNII balance, based upon our best estimate, for tax purposes and a negative UNII balance for financial reporting purposes.

SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Funds’ repurchase program, the Funds’ have not repurchased any of their outstanding shares.

SHELF EQUITY PROGRAM

On December 8, 2010, a registration statement filed by, NUV with the Securities and Exchange Commission (SEC) became effective authorizing the Fund to issue an additional 19.6 million shares through a shelf offering. Under this shelf offering program, the Fund, subject to market conditions, may raise additional equity capital from time to

10 Nuveen Investments

time in varying amounts and offer methods at a net price at or above each Fund’s NAV per share.

During the six-month reporting period, NUV sold shares through its shelf offering program at an average premium to NAV per share as shown in the accompanying table.

	Shares Sold through	Premium to NAV
Fund	Shelf Offering	Per Share Sold
NUV	208,955	1.18%

As of April 30, 2011 and during the six-month reporting period, the Funds’ share prices were trading at (+) premiums or (-) discounts to their NAVs as shown in the accompanying table.

	4/30/11	Six-Month Average
Fund	(-) Discount	(+) Premium/(-) Discount
NUV	(-)1.41%	(-)2.19%
NUW	(-)2.73%	(-)1.42%
NMI	(-)3.71%	(-)2.88%
NEV	(-)4.13%	(-)5.11%

Nuveen Investments 11

NUV	Nuveen Municipal
Performance	Value Fund, Inc.
OVERVIEW
as of April 30, 2011

Fund Snapshot
Share Price	$9.06
Net Asset Value (NAV)	$9.19
Premium/(Discount) to NAV	-1.41%
Market Yield	5.17%
Taxable-Equivalent Yield1	7.18%
Net Assets ($000)	$1,823,672

Average Annual Total Return
(Inception 6/17/87)
	On Share Price	On NAV
6-Month (Cumulative)	-7.02%	-3.78%
1-Year	-4.11%	-0.24%
5-Year	4.07%	3.11%
10-Year	5.49%	4.52%

States3
(as a % of total investments)
California	13.6%
Illinois	12.8%
New York	7.6%
Texas	7.2%
New Jersey	5.4%
Florida	4.8%
Washington	4.5%
Colorado	4.0%
Missouri	3.5%
Louisiana	3.3%
Puerto Rico	2.8%
Michigan	2.8%
Ohio	2.5%
Wisconsin	2.5%
South Carolina	2.1%
Indiana	2.0%
Pennsylvania	1.9%
Massachusetts	1.5%
Rhode Island	1.2%
Other	14.0%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	19.0%
Health Care	18.9%
U.S. Guaranteed	16.2%
Transportation	12.2%
Tax Obligation/General	8.8%
Utilities	6.6%
Consumer Staples	6.4%
Other	11.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance
Overview page.

1	Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to invest-
ments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

4	The Fund paid shareholders capital gains and net ordinary income distributions in December 2010 of $0.0271 per share.

12	Nuveen Investments

NUW	Nuveen Municipal
Performance	Value Fund 2
OVERVIEW
as of April 30, 2011

Fund Snapshot
Share Price	$14.98
Net Asset Value (NAV)	$15.40
Premium/(Discount) to NAV	-2.73%
Market Yield	6.01%
Taxable-Equivalent Yield1	8.35%
Net Assets ($000)	$198,336

Average Annual Total Return
(Inception 2/25/09)
	On Share Price	On NAV
6-Month (Cumulative)	-12.08%	-5.77%
1-Year	-3.76%	-0.91%
Since Inception	5.61%	9.18%

States3
(as a % of total investments)
Illinois	11.7%
California	10.4%
Florida	8.8%
Wisconsin	8.4%
Louisiana	7.4%
Texas	6.3%
Ohio	5.9%
Indiana	5.5%
Colorado	5.3%
Puerto Rico	4.8%
Nevada	4.3%
Arizona	3.5%
Rhode Island	3.2%
Other	14.5%

Portfolio Composition3
(as a % of total investments)
Health Care	24.2%
Tax Obligation/Limited	22.5%
Transportation	12.3%
Tax Obligation/General	10.8%
Utilities	9.0%
Consumer Staples	6.6%
Water and Sewer	5.0%
Other	9.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance
Overview page.

1	Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to invest-
ments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

4	The Fund paid shareholders capital gains and net ordinary income distributions in December 2010 of $0.0221 per share.

Nuveen Investments 13

NMI	Nuveen Municipal
Performance	Income Fund, Inc.
OVERVIEW
as of April 30, 2011

Fund Snapshot
Share Price	$9.86
Net Asset Value (NAV)	$10.24
Premium/(Discount) to NAV	-3.71%
Market Yield	5.78%
Taxable-Equivalent Yield1	8.03%
Net Assets ($000)	$84,199

Average Annual Total Return
(Inception 4/20/88)
	On Share Price	On NAV
6-Month (Cumulative)	-9.77%	-2.87%
1-Year	-7.79%	1.59%
5-Year	4.51%	4.07%
10-Year	3.71%	4.82%

States3
(as a % of total investments)
California	19.2%
Texas	10.3%
Illinois	10.2%
Missouri	6.0%
New York	5.1%
Colorado	4.8%
Florida	4.7%
South Carolina	4.3%
Indiana	4.0%
Virginia	3.0%
Kentucky	2.8%
Tennessee	2.5%
Maryland	2.5%
Alabama	2.4%
Connecticut	2.1%
Ohio	1.9%
Other	14.2%

Portfolio Composition3
(as a % of total investments)
Health Care	14.8%
Tax Obligation/Limited	14.6%
U.S. Guaranteed	13.7%
Utilities	13.0%
Tax Obligation/General	9.5%
Education and Civic Organizations	8.4%
Consumer Staples	4.6%
Materials	4.5%
Transportation	4.1%
Other	12.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance
Overview page.

1	Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to invest-
ments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

14 Nuveen Investments

NEV	Nuveen Enhanced
Performance	Municipal Value Fund
OVERVIEW
as of April 30, 2011

Fund Snapshot
Share Price	$12.54
Net Asset Value (NAV)	$13.08
Premium/(Discount) to NAV	-4.13%
Market Yield	7.27%
Taxable-Equivalent Yield1	10.10%
Net Assets ($000)	$251,789

Average Annual Total Return
(Inception 9/25/09)
	On Share Price	On NAV
6-Month (Cumulative)	-10.72%	-8.37%
1-Year	-4.45%	-2.57%
Since Inception	-4.81%	-0.47%

States3,4
(as a % of total investments)
California	16.1%
Illinois	10.5%
Michigan	9.5%
Florida	7.3%
Georgia	7.0%
Ohio	6.6%
Pennsylvania	5.2%
Wisconsin	5.0%
Colorado	4.7%
Texas	3.9%
Massachusetts	3.4%
Arizona	3.1%
New York	2.7%
Other	15.0%

Portfolio Composition3,4
(as a % of total investments)
Tax Obligation/Limited	20.6%
Health Care	16.5%
Transportation	15.2%
Tax Obligation/General	12.0%
Education and Civic Organizations	11.3%
Utilities	4.8%
Consumer Staples	4.7%
Other	14.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance
Overview page.

1	Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to invest-
ments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change

4	Excluding investments in derivatives.

Nuveen Investments 15

Nuveen Municipal Value Fund, Inc.
NUV	Portfolio of Investments
April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.1%
$ 1,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A1 (4)	$ 1,776,005
	(Pre-refunded 6/01/11)
	Alaska – 0.6%
3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	3,353,343
	12/01/30 – FGIC Insured
5,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	5,032,600
	12/01/30 – NPFG Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 (Pre-refunded	9/13 at 100.00	AA (4)	3,299,310
	9/01/13) – FGIC Insured
11,335	Total Alaska			11,685,253
	Arizona – 0.7%
1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/12 at 101.00	N/R (4)	1,479,898
	Hospital, Series 2002A, 6.250%, 2/15/21 (Pre-refunded 2/15/12)
2,500	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,399,400
	2008A, 5.000%, 7/01/38
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	2,379,017
	2008, 7.000%, 12/01/27
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	4,659,928
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A–	953,230
	Healthcare, Series 2008A, 5.250%, 9/01/30
13,075	Total Arizona			11,871,473
	Arkansas – 0.1%
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aa2	2,012,340
	12/01/32 – FGIC Insured
	California – 13.7%
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
10,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,567,200
10,000	5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,579,700
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	4,806,700
6,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,131,800
6,830	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	5,995,374
	Institutes, Series 2001, 5.250%, 10/01/34
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa1	2,101,430
	2010A, 5.750%, 7/01/40
2,130	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	2,114,366
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
	California State, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A1	14,702,054
11,250	5.000%, 2/01/33	8/13 at 100.00	A1	10,851,525
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	14,971,360
9,145	California Statewide Community Development Authority, Certificates of Participation, Internext	10/11 at 100.00	BBB	9,151,859
	Group, Series 1999, 5.375%, 4/01/17
3,500	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,818,325
	Project, Series 2009, 6.750%, 2/01/38
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,374,892
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AA+	4,094,700
	2006C, 0.000%, 8/01/32 – AGM Insured

16 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 4,505	Covina-Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	A+	$ 1,385,603
	Bonds, Series 2003B, 0.000%, 6/01/28 – FGIC Insured
16,045	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 42.63	AA+	3,387,420
	Election 2004 Series 2007C, 0.000%, 8/01/33 – AGM Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	20,737,500
	1995A, 0.000%, 1/01/22 (ETM)
21,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	22,990,050
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
5,280	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	A2	4,447,186
10,000	5.000%, 6/01/45	6/15 at 100.00	A2	8,220,800
3,540	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,976,057
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,060	4.500%, 6/01/27	6/17 at 100.00	BBB–	2,296,744
7,770	5.000%, 6/01/33	6/17 at 100.00	Baa3	5,186,864
1,500	5.125%, 6/01/47	6/17 at 100.00	Baa3	915,225
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA+	4,339,260
	2008B, 5.125%, 8/01/37 – AGC Insured
9,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AA	8,999,640
	Series 2001A, 5.125%, 7/01/41
4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds,	12/12 at 102.00	B–	4,004,800
	Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	A+	1,176,600
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	A+	1,115,896
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	756,067
	Series 2004, 0.000%, 8/01/27 – FGIC Insured
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	3,662,606
4,900	Ontario, California, Certificates of Participation, Water System Improvement Project,	7/14 at 100.00	AA–	4,911,760
	Refunding Series 2004, 5.000%, 7/01/29 – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,281,239
	6.750%, 11/01/39
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa1 (4)	9,180,800
	Center, Series 2004, 5.625%, 7/01/34 (Pre-refunded 7/01/14)
15,505	Riverside Public Financing Authority, California, University Corridor Tax Allocation Bonds,	8/17 at 100.00	Baa1	11,785,816
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA	1,173,402
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA	1,126,031
250	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB	251,540
	Mission Bay South Redevelopment Project, Series 2011D, 7.000%, 8/01/41
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
11,165	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	Baa1	3,235,840
14,605	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa1	1,497,451
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A	5,045,750
	(Alternative Minimum Tax)
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	4,719,276
	2006B, 0.000%, 9/01/28 – NPFG Insured

Nuveen Investments 17

Nuveen Municipal Value Fund, Inc. (continued)
NUV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	Aa1	$ 2,302,100
	Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured
1,300	University of California, General Revenue Bonds, Refunding Series 2009O, 5.250%, 5/15/39	No Opt. Call	Aa1	1,313,988
574	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	9/11 at 100.00	Baa1	563,329
	Electric Company, Series 1966A, 4.000%, 3/01/16
323,814	Total California			249,247,925
	Colorado – 4.0%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	4,114,500
	SYNCORA GTY Insured
1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	1,838,700
	Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	4,179,500
	Series 2006A, 4.500%, 9/01/38
11,925	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	10,956,332
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,100	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	N/R (4)	2,188,704
	2002A, 5.500%, 3/01/32 (Pre-refunded 3/02/12)
750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B,	12/16 at 100.00	Baa2	711,908
	5.000%, 12/01/23 – RAAI Insured
1,700	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AA+	1,597,218
	2005C, 5.250%, 3/01/40 – AGM Insured
530	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001,	1/12 at 100.00	A–	532,618
	5.750%, 1/15/22
18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 –	11/13 at 100.00	A+	18,245,409
	SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	Baa1	5,024,888
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	Baa1	3,253,970
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.10	Baa1	770,108
	9/01/39 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
7,500	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	Baa1	2,134,875
10,075	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	Baa1	1,399,518
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	3,491,250
	5.350%, 12/01/37 – RAAI Insured
1,450	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	N/R (4)	1,488,585
	5.500%, 6/15/19 (Pre-refunded 6/15/11) – AMBAC Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	N/R (4)	8,226,680
	0.000%, 6/15/21 (Pre-refunded 6/15/16) – AMBAC Insured
3,750	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	3,435,488
	Activity Bonds, Series 2010, 6.000%, 1/15/41
131,295	Total Colorado			73,590,251
	Connecticut – 0.2%
8,670	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	N/R	3,261,741
	2007A, 5.750%, 9/01/34
	District of Columbia – 0.5%
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	8,861,100
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 4.8%
4,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/12 at 101.00	AA+	4,044,080
	Group, Series 2002C, 5.750%, 11/15/32
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	9,297,300
	4.500%, 6/01/35 (UB)

18 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,750	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	$ 1,461,443
	General Hospital, Series 2006, 5.250%, 10/01/41
10,690	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	A1	10,700,476
	10/01/30 – AMBAC Insured
3,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AA+	2,940,120
4,880	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 – AGM Insured	10/11 at 100.00	AA+	4,894,201
	(Alternative Minimum Tax)
5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	4,409,350
	Series 2007, 5.000%, 10/01/34
4,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	A	3,783,086
	5.000%, 7/01/40
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	3,898,800
	5.000%, 10/01/29
9,340	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	AA+	9,104,445
	10/01/39 – AGM Insured
8,250	Orange County School Board, Florida, Certificates of Participation, Series 2002A, 5.000%,	8/12 at 100.00	AA–	8,273,265
	8/01/27 – NPFG Insured
2,900	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	A+	2,807,954
	SYNCORA GTY Insured
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	Baa1	7,394,173
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	2,079,975
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health Systems	8/17 at 100.00	AA	13,133,415
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
94,380	Total Florida			88,222,083
	Georgia – 1.0%
10,240	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	5/11 at 100.00	A1	9,283,277
	FGIC Insured
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 –	5/12 at 100.00	A1	2,365,950
	NPFG Insured
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AA+	4,025,320
	AGM Insured
2,295	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare	7/11 at 100.00	N/R	2,040,485
	System Inc., Series 1999, 6.500%, 7/01/27
19,035	Total Georgia			17,715,032
	Hawaii – 1.1%
7,140	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	10/12 at 101.00	Baa1	6,807,776
	Company Inc., Series 1997A, 5.650%, 10/01/27 – NPFG Insured
12,325	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28 –	3/13 at 100.00	Aa1	12,778,437
	NPFG Insured
19,465	Total Hawaii			19,586,213
	Illinois – 12.8%
2,060	Aurora, Illinois, Golf Course Revenue Bonds, Series 2000, 6.375%, 1/01/20	7/11 at 100.00	A+	2,063,976
17,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	7,596,008
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
5,000	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%,	7/12 at 100.00	Aaa	5,289,650
	7/01/18 (Pre-refunded 7/01/12)
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	7/12 at 100.00	Aa3	271,183
9,715	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 (Pre-refunded	7/12 at 100.00	Aa3 (4)	10,312,181
	7/01/12) – AMBAC Insured
2,575	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	7/11 at 101.00	A2	2,463,271
	Airport, Series 2001C, 5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)

Nuveen Investments 19

Nuveen Municipal Value Fund, Inc. (continued)
NUV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,825	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA+	$ 2,744,601
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AA+	3,117,697
	Series 2004, 5.000%, 12/01/19 – AGM Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	8,901,181
3,260	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	BB–	3,285,754
	Corporation Project, Series 2010, 6.500%, 10/15/40
385	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3	414,703
	Series 2003B, 5.250%, 11/01/20 – AGM Insured
1,615	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	AAA	1,796,122
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and	11/13 at 101.00	A1	5,071,500
	Coke Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured
	(Alternative Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	19,581,758
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – AGM Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	Aa3	1,251,180
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – AGM Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	3,453,480
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
1,450	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+	1,240,794
	2001, 5.125%, 9/01/35 – AMBAC Insured
6,550	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+ (4)	6,650,477
	2001, 5.125%, 9/01/35 (Pre-refunded 9/01/11) – AMBAC Insured
1,875	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,791,994
	5.500%, 11/01/39
3,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	2,763,420
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	AA+	4,889,074
	Trust 1137, 9.156%, 7/01/15 (IF)
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,715,900
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
4,985	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	4,846,567
	6.000%, 5/15/39
4,800	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	5,172,960
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	3,423,668
	5.500%, 8/01/37
5,055	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa1	4,670,315
	1997A, 5.000%, 7/01/24 – NPFG Insured
8,310	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/11 at 100.00	BBB	7,958,404
	5.250%, 8/01/22 – AMBAC Insured
3,595	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	N/R (4)	4,278,410
	7.000%, 2/15/18 (ETM)
5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.500%, 6/15/30 –	6/15 at 101.00	A	4,990,850
	AMBAC Insured
5,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	B–	3,351,250
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
19,330	0.000%, 6/15/17 – FGIC Insured	No Opt. Call	A2	15,020,570
12,830	0.000%, 6/15/18 – FGIC Insured	No Opt. Call	A2	9,356,406

20 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
$ 7,250	0.000%, 6/15/18 – NPFG Insured	No Opt. Call	AAA	$ 5,287,135
3,385	0.000%, 6/15/21 – NPFG Insured	No Opt. Call	AAA	2,007,677
5,190	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	AAA	1,848,211
11,610	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	3,824,798
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	7,714,700
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	AAA	4,686,896
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	4,123,560
21,070	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	AAA	3,973,802
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,892,815
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	3,947,868
8,460	5.250%, 6/15/42 – NPFG Insured	6/12 at 101.00	AAA	7,890,219
16,700	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	9,601,832
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	0.000%, 6/15/20 – NPFG Insured	6/17 at 101.00	AAA	3,782,777
5,715	0.000%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	5,700,312
1,000	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 4,	3/17 at 100.00	AA+	916,190
	Series 2007, 4.700%, 3/01/33 – AGC Insured
1,050	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	908,702
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R	1,105,209
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R (4)	602,424
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)
366,905	Total Illinois			233,550,431
	Indiana – 2.0%
300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007,	4/14 at 100.00	N/R	248,766
	5.000%, 10/01/24
8,010	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	N/R (4)	8,710,955
	(Pre-refunded 2/01/13) (Alternative Minimum Tax)
1,990	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	AAA	2,133,459
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A	2,920,890
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
4,450	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	4,140,369
	NPFG Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AA	8,044,750
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	6,207,983
4,425	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	7/20 at 100.00	N/R	4,198,042
	Project, Series 2010, 6.750%, 1/15/32
49,270	Total Indiana			36,605,214
	Iowa – 0.9%
2,565	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	AAA	2,372,471
	(Alternative Minimum Tax)
3,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	N/R (4)	3,745,875
	College, Series 2002, 5.500%, 10/01/33 (Pre-refunded 10/01/12) – ACA Insured
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	4,720,520
	5.625%, 6/01/46

Nuveen Investments 21

Nuveen Municipal Value Fund, Inc. (continued)
NUV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$ 6,160	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	$ 6,250,614
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)
19,225	Total Iowa			17,089,480
	Kansas – 0.6%
10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	10,809,300
	Kentucky – 0.1%
1,010	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	7/11 at 100.00	Baa1	1,010,949
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA+	1,013,460
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
2,010	Total Kentucky			2,024,409
	Louisiana – 3.3%
1,000	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation	No Opt. Call	Ba2	1,000,080
	Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)
2,310	Louisiana Local Government Environment Facilities and Community Development Authority,	No Opt. Call	BBB–	2,353,082
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
	(Mandatory put 8/01/20)
5,450	Louisiana Local Government Environment Facilities and Community Development Authority,	11/20 at 100.00	BBB–	5,490,276
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
12,000	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB–	12,256,320
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,654,210
	Lady Health System, Series 2005A, 5.250%, 8/15/32
4,515	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist	5/11 at 100.00	AAA	4,656,410
	Hospital, Series 1986, 8.000%, 5/15/12 (ETM)
3,620	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,987,695
	Series 2007A, 5.250%, 5/15/38
28,595	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	A–	26,096,652
	Series 2001B, 5.875%, 5/15/39
62,640	Total Louisiana			59,494,725
	Maryland – 0.4%
3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	7/11 at 100.00	N/R	3,499,545
	7.400%, 9/01/19 (Alternative Minimum Tax)
4,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	4,450,454
	Series 2004, 5.500%, 8/15/33
8,100	Total Maryland			7,949,999
	Massachusetts – 1.5%
1,720	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	6/11 at 100.00	A–	1,720,722
	Associates, Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)
4,360	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	BBB+	3,919,684
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	435,060
	Series 2008E-1 &2, 5.125%, 7/01/38
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	CCC	979,400
	Community Services Inc., Series 2004A, 6.375%, 7/01/34 (5)
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire
	Community Services Inc., Series 2004B:
1,340	6.250%, 7/01/24 (5)	7/14 at 100.00	CCC	656,198
1,000	6.375%, 7/01/34 (5)	7/14 at 100.00	CCC	489,700
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,181,734
	University Issue, Series 2009A, 5.750%, 7/01/39
12,545	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	12,163,507

22 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 4,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	8/11 at 100.00	AAA	$ 4,286,210
	5.500%, 8/01/30
30,015	Total Massachusetts			26,832,215
	Michigan – 2.8%
11,485	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	11/11 at 100.00	B–	6,938,778
	5.500%, 5/01/21
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AA+	4,226,550
	4.625%, 7/01/32 – AGM Insured
8,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	7,182,480
	7/01/35 – NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	Aa3	1,869,340
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
5,240	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series	10/12 at 100.00	AAA	5,524,742
	2002, 5.250%, 10/01/19
	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of
	Arts and Sciences Charter School, Series 2001A:
600	7.500%, 10/01/12	10/11 at 100.00	B1	601,380
5,000	7.900%, 10/01/21	10/11 at 100.00	B1	4,758,400
3,500	8.000%, 10/01/31	10/11 at 100.00	B1	3,163,125
8,460	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%,	10/15 at 100.00	Aa3	8,639,352
	10/15/22 – AMBAC Insured
7,200	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	BBB+	6,977,880
	Edison Company, Series 2002D, 5.250%, 12/15/32 – SYNCORA GTY Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,307,493
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
57,635	Total Michigan			51,189,520
	Minnesota – 0.8%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	1,747,865
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	6,853,508
	Services, Series 2008A, 6.625%, 11/15/28
355	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.900%, 8/01/15 –	8/11 at 100.00	AA+	356,448
	NPFG Insured
6,730	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue	11/16 at 100.00	A3	5,953,156
	Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36
15,210	Total Minnesota			14,910,977
	Missouri – 3.6%
6,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA+	6,022,800
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	39,250,000
	2003, 5.250%, 5/15/32 (UB)
12,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System,	6/20 at 100.00	AA–	11,336,400
	Series 2010B, 5.000%, 6/01/30
4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	Baa3	3,409,200
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,
	Ozark Medical Center, Series 1997:
760	5.500%, 11/15/12	5/11 at 100.00	B+	752,362
1,025	5.600%, 11/15/17	5/11 at 100.00	B+	962,393
3,175	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,	5/11 at 100.00	B+	2,954,084
	Ozark Medical Center, Series 1999, 6.750%, 11/15/24
66,960	Total Missouri			64,687,239

Nuveen Investments 23

Nuveen Municipal Value Fund, Inc. (continued)
NUV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Montana – 0.2%
$ 3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound	3/13 at 101.00	A–	$ 3,751,238
	Energy, Series 2003A, 5.000%, 3/01/31 – AMBAC Insured
	Nebraska – 0.3%
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A,	2/18 at 100.00	Aa1	5,230,300
	5.500%, 2/01/39
	Nevada – 1.1%
2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	BBB	2,139,350
	9/01/29 – RAAI Insured
5,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	5,053,950
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,095	0.000%, 1/01/24 – AMBAC Insured	No Opt. Call	D	1,751,926
11,000	0.000%, 1/01/25 – AMBAC Insured	No Opt. Call	D	1,202,850
4,000	5.625%, 1/01/32 – AMBAC Insured (5)	1/12 at 100.00	N/R	1,003,480
22,010	5.375%, 1/01/40 – AMBAC Insured (5)	7/11 at 100.00	N/R	5,519,668
2,500	Reno, Neveda, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust 2634,	7/17 at 100.00	AA+	2,493,100
	18.488%, 7/01/31 – BHAC Insured (IF)
1,500	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B2	1,244,085
	Revenue Bonds Series 2008A, 6.750%, 6/15/28
63,605	Total Nevada			20,408,409
	New Hampshire – 0.1%
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	1,479,045
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 5.4%
23,625	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/11 at 100.00	B	21,646,879
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/11 at 101.00	B	8,816,940
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
3,300	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	2,828,694
	University Hospital, Series 2007, 5.750%, 7/01/37
4,740	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 41.49	BBB–	812,104
	Care System, Series 2006B, 0.000%, 7/01/34
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	8,277,300
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	8,247,900
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA+	6,299,100
310	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	364,796
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	128,469
1,490	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	1,671,750
27,185	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	28,894,390
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
7,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	7,987,829
	Series 2003, 6.250%, 6/01/43 (Pre-refunded 6/01/13)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	3,105,950
	Series 2007-1A, 4.750%, 6/01/34
146,420	Total New Jersey			99,082,101

24 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Mexico – 0.6%
$ 1,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	$ 1,759,920
9,600	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series	6/12 at 100.00	AA	9,617,184
	2002A, 5.000%, 6/01/32
11,100	Total New Mexico			11,377,104
	New York – 7.6%
10,000	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	9,122,700
	Kaleida Health, Series 2006, 4.700%, 2/15/35
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,614,240
	Health, Series 2004, 5.050%, 2/15/25
15,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	15,769,700
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	1,950,180
	5.000%, 12/01/35
1,510	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB+	1,222,526
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	10,218,400
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,522,275
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
1,450	5.500%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA (4)	1,598,292
385	5.500%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	AA (4)	424,374
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
8,000	5.250%, 8/15/24	8/14 at 100.00	AA	8,577,680
6,000	5.250%, 8/15/25	8/14 at 100.00	AA	6,378,300
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,000	5.500%, 6/01/17	6/11 at 100.00	AA–	10,036,800
11,690	5.500%, 6/01/18	6/12 at 100.00	AA–	12,167,420
28,810	5.500%, 6/01/19	6/13 at 100.00	AA–	30,726,724
8,575	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	8,250,865
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42
8,500	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	5/11 at 100.00	Aa2	8,501,020
136,420	Total New York			139,081,496
	North Carolina – 0.7%
1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,510,425
	Series 2003G, 5.000%, 6/01/33
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,783,910
	Bonds, Series 2008A, 5.000%, 1/15/47
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/13 at 100.00	A–	2,515,525
	2003D, 5.125%, 1/01/26
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,613,565
	Facilities, Series 2004A, 5.000%, 2/01/20
2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	1,736,420
	Health System, Series 2007, 4.500%, 10/01/31
1,930	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/20 at 100.00	AA	1,847,801
	Health System, Series 2010A, 5.000%, 6/01/42
12,430	Total North Carolina			12,007,646
	North Dakota – 0.5%
7,820	Fargo, North Dakota, Health System Revenue Bonds, Sanford Series 2011, 6.250%, 11/01/31	11/21 at 100.00	AA–	8,162,751

Nuveen Investments 25

Nuveen Municipal Value Fund, Inc. (continued)
NUV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio – 2.5%
$ 10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	$ 9,742,800
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,855	5.375%, 6/01/24	6/17 at 100.00	Baa3	2,239,862
690	5.125%, 6/01/24	6/17 at 100.00	Baa3	533,135
5,500	5.875%, 6/01/30	6/17 at 100.00	Baa3	3,969,020
17,165	5.750%, 6/01/34	6/17 at 100.00	Baa3	11,826,685
3,100	6.000%, 6/01/42	6/17 at 100.00	Baa3	2,152,206
11,785	5.875%, 6/01/47	6/17 at 100.00	Baa3	7,951,222
9,225	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	Baa3	5,869,775
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	1,735,294
	2011A, 6.000%, 11/15/41
62,050	Total Ohio			46,019,999
	Oklahoma – 0.8%
9,955	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	9,730,316
	5.125%, 2/15/31
5,045	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AAA	5,644,951
	5.125%, 2/15/31 (Pre-refunded 2/15/14)
15,000	Total Oklahoma			15,375,267
	Oregon – 0.2%
2,860	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	2,660,801
	5.000%, 10/01/32
	Pennsylvania – 1.9%
10,300	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/17 at 100.00	B+	7,842,729
	Allegheny Health System, Series 2007A, 5.000%, 11/15/28
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	6,571,240
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	Aa2 (4)	9,020,800
	6/01/34 (Pre-refunded 6/01/14) – FGIC Insured
10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	10,971,272
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
34,875	Total Pennsylvania			34,406,041
	Puerto Rico – 2.8%
8,340	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	7,860,533
	6.000%, 7/01/44
13,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	11,441,690
	7/01/39 – FGIC Insured
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/11 at 100.00	Baa3	5,453,434
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
11,000	0.000%, 8/01/32	8/26 at 100.00	A+	8,979,190
4,985	6.000%, 8/01/42	8/19 at 100.00	A+	4,994,073
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,894,128
	2010C, 5.250%, 8/01/41
70,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	3,660,521
	8/01/54 – AMBAC Insured
5,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – NPFG Insured	7/11 at 100.00	A3	5,002,950
122,385	Total Puerto Rico			51,286,519

26 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Rhode Island – 1.3%
$ 6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/11 at 100.00	A3	$ 6,132,625
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – NPFG Insured
19,205	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	16,613,093
	Series 2002A, 6.250%, 6/01/42
25,455	Total Rhode Island			22,745,718
	South Carolina – 2.1%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	7,058,800
	GROWTH, Series 2004, 5.250%, 12/01/29
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	2,745,630
	5.000%, 6/01/36 – FGIC Insured
11,550	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA+	4,430,811
	0.000%, 1/01/28 – AMBAC Insured
4,320	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/12 at 100.00	A3 (4)	4,655,664
	Bon Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
16,430	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/12 at 100.00	A–	15,707,737
	Bon Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
4,215	Spartanburg Sanitary Sewer District, South Carolina, Sewer System Revenue Bonds, Series 2003B,	3/14 at 100.00	AA–	4,069,835
	5.000%, 3/01/38 – NPFG Insured
46,515	Total South Carolina			38,668,477
	Tennessee – 1.0%
10,300	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital	4/18 at 100.00	A+	10,325,750
	Project, Series 2008, 5.625%, 4/01/38
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,000	6.375%, 4/15/22	4/12 at 101.00	A1	3,133,680
2,605	6.500%, 4/15/31	4/12 at 101.00	A1	2,702,505
3,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,485,350
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
18,905	Total Tennessee			18,647,285
	Texas – 7.2%
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	3,285,450
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	1,663,480
	Series 2006B, 5.750%, 1/01/34
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	2,154,938
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	BBB	3,258,920
31,550	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	24,583,757
11,850	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	No Opt. Call	Baa1	2,783,684
	0.000%, 11/15/27 – NPFG Insured
13,770	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004-A3,	11/24 at 59.10	Baa1	1,912,928
	0.000%, 11/15/33 – NPFG Insured
2,950	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	Baa1	2,249,995
	5.250%, 11/15/30 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
24,755	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A2	7,185,634
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	2,482,100
10,045	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.875%, 7/01/16 –	7/11 at 100.00	AA+	10,264,483
	AGM Insured (Alternative Minimum Tax)

Nuveen Investments 27

Nuveen Municipal Value Fund, Inc. (continued)
NUV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	$ 4,279,150
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	N/R	1,733,935
	2011A, 7.250%, 4/01/36
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
30,000	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA+	24,030,297
5,220	0.000%, 1/01/43	1/25 at 100.00	A2	4,159,348
15,450	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA+	3,054,002
	0.000%, 1/01/36 – AGC Insured
4,270	Port Corpus Christi Industrial Development Corporation, Texas, Revenue Refunding Bonds, Valero	10/11 at 100.00	BBB	4,254,970
	Refining and Marketing Company, Series 1997A, 5.400%, 4/01/18
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	Baa2	4,665,950
	Series 2004, 6.000%, 12/01/34
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/13 at 101.00	CC	663,420
	Company, Series 2003A, 5.800%, 7/01/22
3,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	2,975,550
11,585	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	9,587,051
	Texas Health Resources Trust 1201, 9.155%, 2/15/30 (IF)
4,810	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	4,582,054
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
5,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AA+	5,187,150
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37 – AGC Insured
214,115	Total Texas			130,998,246
	Utah – 0.4%
3,260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 –	6/15 at 100.00	N/R	3,077,179
	RAAI Insured
350	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	7/11 at 100.75	AAA	340,862
	7/01/30 (Alternative Minimum Tax)
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AA (4)	4,118,914
	4/01/35 (Pre-refunded 4/01/14) – NPFG Insured
7,310	Total Utah			7,536,955
	Virgin Islands – 0.1%
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	2,334,825
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Virginia – 0.6%
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,267,155
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
4,125	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series	10/12 at 100.00	AA–	4,373,861
	2002A, 5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	5,901,800
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
15,625	Total Virginia			11,542,816

28 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington – 4.5%
$ 6,400	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	A1	$ 6,102,976
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
6,125	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	N/R (4)	6,526,800
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 (Pre-refunded 7/01/12) – AMBAC Insured
6,375	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AA	6,733,466
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 – AMBAC Insured
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	Aaa	4,342,480
	2003A, 5.500%, 7/01/17 – SYNCORA GTY Insured
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	7,727,434
	1989B, 0.000%, 7/01/14
2,400	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	Baa2	2,069,712
	Center, Series 2010, 5.375%, 12/01/33
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,933,875
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	4,260,850
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
2,805	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	Baa1	2,461,079
	Center, Series 2007B, 5.000%, 2/15/27 – NPFG Insured
7,450	Washington State Housing Finance Commission, Single Family Program Bonds, 2006 Series 3A,	12/15 at 100.00	Aaa	7,063,792
	5.000%, 12/01/37 (Alternative Minimum Tax)
23,185	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	23,040,094
	Series 2002, 6.625%, 6/01/32
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,000	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	AA+	3,579,840
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	AA+	5,927,856
99,635	Total Washington			81,770,254
	Wisconsin – 2.5%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
4,365	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	4,531,656
14,750	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	15,698,278
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,697,860
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/16 at 100.00	BBB+	1,031,420
	Series 2006A, 5.000%, 2/15/17
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	12/18 at 100.00	A+	2,514,950
	Series 2009, 6.000%, 12/01/38
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/20 at 100.00	AA–	9,268,200
	Series 2010, 5.000%, 6/01/30
3,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	AAA	3,943,538
	Services Inc., Series 2002, 5.750%, 8/15/30 (Pre-refunded 2/15/12)
1,765	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	1,718,757
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax)
44,130	Total Wisconsin			45,404,659

Nuveen Investments 29

Nuveen Municipal Value Fund, Inc. (continued)
NUV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wyoming – 0.2%
$ 2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	$ 2,085,610
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
1,850	West Park Hospital District, Wyoming Hospital Revenue Bonds, West Park Hospital Project,	6/21 at 100.00	BBB	1,861,785
	Series 2011A, 7.000%, 6/01/40
3,885	Total Wyoming			3,947,395
$ 2,426,079	Total Investments (cost $1,890,711,716) – 100.2%			1,826,898,272
	Floating Rate Obligations – (2.1)%			(38,250,000)
	Other Assets Less Liabilities – 1.9%			35,023,886
	Net Assets – 100%			$ 1,823,672,158

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

30 Nuveen Investments

Nuveen Municipal Value Fund 2
NUW	Portfolio of Investments
April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 0.0%
$ 155	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	$ 92,281
	Series 2006A, 5.000%, 6/01/46
	Arizona – 3.5%
4,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El	2/19 at 100.00	BBB	4,355,040
	Paso Electric Company, Refunding Series 2009A, 7.250%, 2/01/40
2,995	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	2,492,229
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
6,995	Total Arizona			6,847,269
	California – 10.3%
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA+	1,256,860
	Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured
2,500	California State Public Works Board, Lease Revenue Bonds, Department of General Services	4/19 at 100.00	A2	2,558,550
	Buildings 8 & 9, Series 2009A, 6.250%, 4/01/34
500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.170%, 3/01/18 –	No Opt. Call	AA+	517,240
	AGM Insured (IF)
1,800	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	1,479,744
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45
3,155	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	2,106,120
	Bonds, Series 2007A-1, 5.000%, 6/01/33
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	464,274
	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
9,320	0.000%, 8/01/33 – AGC Insured	No Opt. Call	AA+	2,077,242
10,200	0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA+	6,282,180
	Poway Unified School District, San Diego County, California, School Facilities Improvement
	District 2007-1 General Obligation Bonds, Series 2009A:
8,000	0.000%, 8/01/32	No Opt. Call	Aa2	1,869,760
8,000	0.000%, 8/01/33	No Opt. Call	Aa2	1,743,600
54,925	Total California			20,355,570
	Colorado – 5.2%
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%,	11/15 at 100.00	A+	5,115,200
	11/15/25 – SYNCORA GTY Insured
3,605	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/27 –	9/20 at 67.94	Baa1	1,026,163
	NPFG Insured
4,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	No Opt. Call	AA+	4,243,800
	Series 2009, 6.375%, 12/01/37 – AGC Insured
12,605	Total Colorado			10,385,163
	Florida – 8.7%
9,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A2	9,222,505
	5.500%, 10/01/41
	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program,
	Series 2009-B1:
2,500	6.000%, 7/01/38	7/18 at 100.00	Aa2	2,659,750
2,000	5.625%, 7/01/38	7/18 at 100.00	Aa2	2,048,980
4,500	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	3,321,360
	6.450%, 5/01/23
18,500	Total Florida			17,252,595
	Georgia – 0.8%
500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	507,180
	7.500%, 1/01/31

Nuveen Investments 31

Nuveen Municipal Value Fund 2 (continued)
NUW	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 1,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	$ 1,105,420
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,500	Total Georgia			1,612,600
	Illinois – 11.6%
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A,	8/19 at 100.00	AA+	5,187,800
	6.000%, 8/15/39
3,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A,	5/19 at 100.00	A	3,682,140
	7.125%, 11/15/37
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	A2	5,332,850
	Series 2009A, 7.250%, 11/01/38
3,980	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	3,239,879
	Refunding Series 2007A, 5.250%, 5/01/34
28,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	5,498,080
	Project, Series 2002A, 0.000%, 12/15/35 – NPFG Insured
45,480	Total Illinois			22,940,749
	Indiana – 5.4%
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Hospital Obligated Group, Series	3/19 at 100.00	A	5,314,700
	2009A, 6.750%, 3/01/39
3,650	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	3,292,337
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2009B,	1/19 at 100.00	A+	2,054,180
	6.000%, 1/01/39
10,650	Total Indiana			10,661,217
	Iowa – 1.1%
3,025	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	2,145,663
	5.375%, 6/01/38
	Louisiana – 7.3%
5,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3,	6/18 at 100.00	AA+	5,542,300
	6.125%, 6/01/25 – AGC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
7,000	5.375%, 5/15/43	5/17 at 100.00	Baa1	5,775,070
275	5.500%, 5/15/47	5/17 at 100.00	Baa1	228,940
3,255	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	BBB+	3,018,882
	5.125%, 6/01/37
15,530	Total Louisiana			14,565,192
	Maine – 1.7%
3,335	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College,	7/19 at 100.00	Aa2	3,384,325
	Tender Option Bond Trust 2009-5B, 12.935%, 7/01/39 (IF) (4)
	Massachusetts – 0.5%
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond	8/19 at 100.00	AAA	1,088,710
	Trust 2989, 13.300%, 8/01/38 (IF)
	Michigan – 2.3%
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	4,489,050
	7/01/35 – NPFG Insured
	Nevada – 4.2%
	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823:
750	20.294%, 7/01/18 (IF)	No Opt. Call	Aa3	782,370
1,250	20.294%, 7/01/36 (IF)	1/20 at 100.00	Aa3	1,303,950
250	Clark County, Nevada, Senior Lien Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/40 –	No Opt. Call	Aa2	229,213
	AMBAC Insured

32 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 5,415	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	$ 6,014,765
	8.000%, 6/15/30
7,665	Total Nevada			8,330,298
	New Jersey – 2.9%
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine
	and Dentistry of New Jersey, Series 2009B:
2,135	7.125%, 12/01/23	6/19 at 100.00	Baa1	2,438,576
3,000	7.500%, 12/01/32	6/19 at 100.00	Baa1	3,324,750
5,135	Total New Jersey			5,763,326
	New York – 1.6%
3,000	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	3,046,050
	2007, 5.500%, 10/01/37
130	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	125,086
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42
3,130	Total New York			3,171,136
	North Carolina – 1.6%
3,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	3,171,210
	1/01/19 – NPFG Insured
	Ohio – 5.8%
5,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/19 at 100.00	AA+	5,109,700
	Series 2009A, 5.750%, 2/15/39 – AGC Insured
5,885	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	Baa3	4,365,964
	Bonds, Senior Lien, Series 2007A-2, 6.500%, 6/01/47
2,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	2,048,340
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
12,885	Total Ohio			11,524,004
	Puerto Rico – 4.7%
4,390	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	4,137,619
	6.000%, 7/01/44
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	3,005,460
	2009A, 6.000%, 8/01/42
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bonds	No Opt. Call	Aa2	2,185,600
	Trust 11851, 18.612%, 2/01/16 – (IF)
9,890	Total Puerto Rico			9,328,679
	Rhode Island – 3.2%
3,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/19 at 100.00	A–	3,175,380
	Lifespan Obligated Group Issue, Series 2009A, 7.000%, 5/15/39
3,240	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,104,924
	Series 2002A, 6.125%, 6/01/32
6,240	Total Rhode Island			6,280,304
	Texas – 6.3%
13,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	AAA	2,578,519
	Bonds, Series 2008, 0.000%, 8/15/39
5,300	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	5,158,649
	5.750%, 1/01/38
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	Baa2	4,665,950
	Series 2004, 6.000%, 12/01/34
23,810	Total Texas			12,403,118
	Virgin Islands – 0.5%
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	1,036,530
	Series 2009A, 6.750%, 10/01/37

Nuveen Investments 33

Nuveen Municipal Value Fund 2 (continued)
NUW	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia – 1.1%
$ 2,000	Washington County Industrial Development Authority , Virginia, Hospital Revenue Bonds,	1/19 at 100.00	BBB+	$ 2,204,700
	Mountain States Health Alliance, Series 2009C, 7.750%, 7/01/38
	Wisconsin – 8.3%
160	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	166,109
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	5,052,850
	Series 2003, 6.400%, 4/15/33
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/19 at 100.00	A+	1,565,100
	Obligated Group, Series 2009, 6.625%, 2/15/39
9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	9,689,219
	6.000%, 5/01/36
15,660	Total Wisconsin			16,473,278
$ 269,115	Total Investments (cost $181,662,105) – 98.6%			195,506,967
	Other Assets Less Liabilities – 1.4%			2,829,531
	Net Assets – 100%			$ 198,336,498

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

N/R	Not rated.

(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

34 Nuveen Investments

Nuveen Municipal Income Fund, Inc.
NMI	Portfolio of Investments
April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.5%
$ 1,000	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 929,890
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA+	471,770
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
690	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	665,457
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
2,190	Total Alabama			2,067,117
	Arizona – 0.5%
500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	462,120
	Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28
	California – 19.3%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	A+	2,884,503
	1997A, 0.000%, 9/01/22 – NPFG Insured
500	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	403,860
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured (5)	No Opt. Call	Aa2	1,172,200
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	1,111,590
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa2	1,040,178
500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	447,755
	Angeles County Securitization Corporation, Series 2006A, 5.250%, 6/01/21
250	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E,	2/17 at 100.00	A3	201,045
	4.800%, 8/01/37 (Alternative Minimum Tax)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	2,901,180
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
375	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB	359,273
	of the West, Series 2010, 6.000%, 10/01/29
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	722,470
	Health System, Series 2005A, 5.000%, 7/01/39
1,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,684,770
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	678,860
	Bonds, Series 2007A-1, 5.750%, 6/01/47
500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	462,745
	Series 2003H, 6.375%, 10/01/33
250	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A	228,123
	California, Series 2010, 5.375%, 3/15/36
300	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A	333,561
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	231,905
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
385	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	376,503
	Mission Bay North Redevelopment Project, Series 2011C, 6.000%, 8/01/24
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	No Opt. Call	A	1,011,020
	Redevelopment Project, Subordinate Lien Series 2011, 6.000%, 12/01/22
22,530	Total California			16,251,541
	Colorado – 4.8%
680	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	665,298
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	367,211
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
1,000	Colorado health Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 –	6/11 at 100.00	N/R (4)	1,006,170
	Fronteir Academy, Series 2001, 7.375%, 6/01/31 (Pre-refunded 6/01/11)

Nuveen Investments 35

Nuveen Municipal Income Fund, Inc. (continued)
NMI	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	$ 825,970
	Society, Series 2005, 5.000%, 6/01/35
440	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA+	436,423
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (WI/DD, Settling 5/12/11) – AGM Insured
520	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	550,077
	Utilities, Series 2008, 6.125%, 11/15/23
250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	186,950
	2007, 5.250%, 12/01/34 – RAAI Insured
4,250	Total Colorado			4,038,099
	Connecticut – 2.1%
1,480	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	10/11 at 100.00	BBB	1,484,040
260	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	7/11 at 100.00	BBB	260,647
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
1,740	Total Connecticut			1,744,687
	Florida – 4.8%
110	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	6/11 at 100.00	N/R	102,805
	Residential Services Inc., Series 1995, 8.000%, 6/01/22
500	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	BBB	505,275
	University, Refunding Series 2011, 6.375%, 4/01/31
1,250	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/11 at 100.00	BB+	1,256,250
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
600	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/11 at 100.00	BB+	603,000
	Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative
	Minimum Tax)
640	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA+	620,666
	5.000%, 10/01/35 – AGM Insured
500	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA+	461,565
	5.375%, 10/01/40
645	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	456,150
	5.400%, 5/01/37
4,245	Total Florida			4,005,711
	Georgia – 0.9%
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA+	503,750
	AGM Insured
300	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/22	No Opt. Call	A	290,160
800	Total Georgia			793,910
	Illinois – 10.2%
740	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	7/11 at 100.00	N/R	740,918
	1998, 7.000%, 1/01/14
1,500	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt,	6/11 at 100.00	BBB–	1,474,155
	Series 1993C-2, 5.950%, 8/15/26
500	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	542,015
	Series 2002A, 6.125%, 12/01/22 (Pre-refunded 12/01/12)
1,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond	No Opt. Call	AA+	742,960
	Trust 2008-1098, 18.342%, 8/15/15 – AGC Insured (IF) (5)
250	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	229,468
	5.125%, 5/15/35
250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	No Opt. Call	A2	257,973
	Series 2009C, 6.375%, 11/01/29
500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	500,860
	2009, 7.000%, 8/15/44
250	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA+	239,175
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured

36 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 600	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	$ 630,960
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
1,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	991,170
	Series 2002, 5.500%, 1/01/22
250	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	B–	171,393
	Revenue Bonds, Series 2005B, 5.250%, 1/01/36
1,305	North Chicago, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 11/01/25 –	11/15 at 100.00	BBB	1,329,208
	FGIC Insured
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	No Opt. Call	A–	772,616
	2010, 6.000%, 6/01/28
8,945	Total Illinois			8,622,871
	Indiana – 4.0%
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	500,771
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Riverview Hospital,	8/12 at 101.00	Baa1 (4)	2,156,280
	Series 2002, 6.125%, 8/01/31 (Pre-refunded 8/01/12)
250	Indianapolis, Indiana, Multifamily Housing Revenue Bonds, GMF-Berkley Commons Apartments,	7/20 at 100.00	A+	240,018
	Series 2010A, 6.000%, 7/01/40
500	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	500,610
	2011, 8.000%, 9/01/41
3,275	Total Indiana			3,397,679
	Kansas – 0.5%
500	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	451,340
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 2.8%
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	No Opt. Call	Baa2	481,455
	Medical Health System, Series 2010A, 6.500%, 3/01/45
450	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2010C, 4.625%, 7/01/33	1/20 at 100.00	AAA	433,350
1,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue	2/18 at 100.00	A–	1,477,860
	Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37
2,450	Total Kentucky			2,392,665
	Louisiana – 1.7%
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	1/19 at 100.00	AA+	507,225
	Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%,
	1/01/28 – AGM Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
80	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	92,874
750	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	870,698
1,330	Total Louisiana			1,470,797
	Maryland – 2.5%
1,000	Maryland Economic Development Corporation, Economic Development Revenue Bonds,	6/20 at 100.00	Baa3	920,410
	Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/11 at 100.00	N/R	999,870
	7.400%, 9/01/19 (Alternative Minimum Tax)
210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/11 at 100.00	BBB–	184,241
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
2,210	Total Maryland			2,104,521
	Massachusetts – 0.5%
155	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	6/11 at 101.00	A–	155,544
	Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)
270	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	6/11 at 100.00	A–	270,005
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
425	Total Massachusetts			425,549

Nuveen Investments 37

Nuveen Municipal Income Fund, Inc. (continued)
NMI	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 1.3%
$ 1,000	Delta County Economic Development Corporation, Michigan, Environmental Improvement Revenue	4/12 at 100.00	AAA	$ 1,057,240
	Refunding Bonds, MeadWestvaco Corporation – Escanaba Paper Company, Series 2002B, 6.450%,
	4/15/23 (Pre-refunded 4/15/12) (Alternative Minimum Tax)
	Mississippi – 0.6%
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/11 at 100.00	BBB	490,120
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 6.0%
265	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	258,836
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
4,450	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	Aa1	3,807,109
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB	500,355
	Series 1999, 6.000%, 10/01/25
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB	502,930
	Series 2011A, 5.250%, 10/01/20
5,715	Total Missouri			5,069,230
	Montana – 1.4%
1,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/11 at 100.50	B+	1,202,076
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 1.2%
1,000	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002,	11/12 at 101.00	A	1,014,600
	5.900%, 11/01/27 (Alternative Minimum Tax)
	New Jersey – 0.4%
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	310,595
	Series 2007-1A, 4.750%, 6/01/34
	New York – 5.1%
630	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	620,859
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+	1,075,670
	2003A, 5.500%, 7/01/15 – RAAI Insured
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	254,983
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42
2,310	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/11 at 101.00	N/R	2,334,786
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41
4,205	Total New York			4,286,298
	North Dakota – 0.4%
300	Fargo, North Dakota, Health System Revenue Bonds, Sanford Series 2011, 6.250%, 11/01/31	11/21 at 100.00	AA–	313,149
	Ohio – 1.9%
520	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	Baa3	350,839
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center	8/16 at 100.00	A–	787,670
	Project, Series 2006, 5.250%, 8/15/46
500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	469,955
	Refunding & improvement Series 2010, 6.375%, 4/01/30
2,020	Total Ohio			1,608,464
	Pennsylvania – 0.5%
460	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	455,791
	Ministries Project, Series 2009, 6.125%, 1/01/29
	Puerto Rico – 0.8%
640	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	641,165
	2009A, 6.000%, 8/01/42

38 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Rhode Island – 1.0%
$ 1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	$ 865,040
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 4.4%
1,500	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA	1,615,830
	2002, 5.500%, 12/01/13
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	605,027
	1/01/19 – FGIC Insured (ETM)
1,105	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,056,424
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
395	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB (4)	399,586
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/11)
3,475	Total South Carolina			3,676,867
	Tennessee – 2.5%
1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	1,044,560
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
375	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	403,688
625	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	672,813
500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	25,050
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (6), (7)
2,500	Total Tennessee			2,146,111
	Texas – 10.4%
25	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CC	24,490
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,500	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family	8/16 at 100.00	BBB–	1,136,130
	Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured
2,000	Gulf Coast Waste Disposal Authority, Texas, Sewerage and Solid Waste Disposal Revenue Bonds,	4/12 at 100.00	A–	2,001,840
	Anheuser Busch Company, Series 2002, 5.900%, 4/01/36 (Alternative Minimum Tax)
1,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	10/13 at 101.00	A3	1,027,990
	Light and Power Company, Series 1995, 4.000%, 10/15/15 – NPFG Insured
	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond
	Trust 2903:
150	17.536%, 1/01/30 (IF)	1/18 at 100.00	A3	153,935
850	17.437%, 1/01/38 (IF)	1/18 at 100.00	A3	851,649
200	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011C,	9/31 at 100.00	AA	93,834
	0.000%, 9/01/43
270	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series	No Opt. Call	A	265,140
	2007, 5.500%, 8/01/27
405	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,	12/19 at 100.00	Baa2	416,842
	NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
770	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	787,179
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	388,390
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp
	Medical Center, Series 2002:
1,000	6.250%, 6/01/25 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R (4)	1,059,420
50	6.250%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R (4)	52,971
1,000	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/13 at 51.84	AAA	467,470
	Refunding Bonds, Series 1998, 0.000%, 8/15/25
9,720	Total Texas			8,727,280
	Virgin Islands – 0.5%
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	435,343
	Series 2009A, 6.750%, 10/01/37

Nuveen Investments 39

Nuveen Municipal Income Fund, Inc. (continued)
NMI	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia – 3.0%
$ 1,000	Chesterfield County Industrial Development Authority, Virginia, Pollution Control Revenue	11/14 at 100.00	A3	$ 1,022,280
	Bonds, Virginia Electric and Power Company, Series 1987A, 5.875%, 6/01/17
1,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,493,715
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
2,500	Total Virginia			2,515,995
	Washington – 0.5%
500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	386,775
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Wisconsin – 1.5%
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	N/R	217,845
	Inc., Series 2010B, 5.000%, 4/01/30
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/11 at 100.00	BBB	1,004,355
	Series 2001, 6.250%, 10/01/21
1,250	Total Wisconsin			1,222,200
$ 94,295	Total Investments (cost $85,310,413) – 100.5%			84,652,946
	Floating Rate Obligations – (4.0)%			(3,335,000)
	Other Assets Less Liabilities – 3.5%			2,881,192
	Net Assets – 100%			$ 84,199,138

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Investment Valuation for more information.

(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

40 Nuveen Investments

Nuveen Enhanced Municipal Value Fund
NEV	Portfolio of Investments
April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.8%
$ 2,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA+	$ 1,887,080
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
	Arizona – 3.2%
2,000	Arizona State, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA+	2,058,180
2,500	Festival Ranch Community Facilities District, Town of Buckeye, Arizona, District General	7/19 at 100.00	BBB+	2,450,150
	Obligation Bonds, Series 2009, 6.500%, 7/15/31
320	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	295,645
	2008, 7.000%, 12/01/27
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
50	5.000%, 12/01/32	No Opt. Call	A	43,230
2,120	5.000%, 12/01/37	No Opt. Call	A	1,764,116
1,927	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,505,045
	2005, 6.000%, 7/01/30
8,917	Total Arizona			8,116,366
	California – 17.0%
1,000	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	807,720
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/19 at 100.00	AA	4,969,450
	2009F-1, 5.000%, 4/01/34 (WI/DD, Settling 5/05/11)
920	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	No Opt. Call	AA+	1,023,224
	Tender Option Bond Trust 3144, 19.007%, 10/01/16 (IF)
2,040	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	2,010,440
	Tender Option Bond Trust 3878, 24.263%, 10/01/33 (IF) (4)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option
	Bond Trust 3248:
1,700	24.525%, 2/15/23 (IF)	8/20 at 100.00	AA–	1,819,000
300	24.525%, 2/15/23 (IF)	8/20 at 100.00	AA–	311,160
1,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	877,800
	Institutes, Series 2001, 5.250%, 10/01/34
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,065,260
	2009, 8.000%, 11/01/29
500	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB	479,320
	of the West, Series 2010, 5.750%, 10/01/25
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	406,688
	Subordinate Series 2011A, 7.000%, 12/01/36
275	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/16 at 100.00	AA	271,620
	of Participation, Series 2006A, 5.000%, 7/01/32 – NPFG Insured
490	Etiwanda School District, California, Coyote Canyon Community Facilties District 2004-1	9/19 at 100.00	N/R	477,275
	Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32
845	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series	9/17 at 100.00	N/R	790,185
	2007A, 5.000%, 9/01/23 – AMBAC Insured
880	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series	9/20 at 100.00	A–	838,385
	2010A, 5.250%, 9/01/24

Nuveen Investments 41

Nuveen Enhanced Municipal Value Fund (continued)
NEV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,030	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	$ 2,667,400
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – AGC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,055	5.750%, 6/01/47	6/17 at 100.00	Baa3	2,752,777
1,000	5.125%, 6/01/47	6/17 at 100.00	Baa3	610,150
2,550	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	7/21 at 100.00	Aa2	3,351,440
	3253, 32.465%, 1/15/19 (IF) (4)
200	Jurupa Public Financing Authority, California,Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AA+	187,092
	5.000%, 9/01/33
1,710	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/18 at 100.00	Aa1	1,614,890
	Bonds, Tender Option Bond Trust 3237, 24.369%, 8/01/27 (IF)
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	531,463
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/31
100	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	100,341
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
1,080	National City Community Development Commission, San Diego County, California, Redevelopment	8/21 at 100.00	A–	1,101,200
	Project Tax Allocation Bonds, Series 2011, 7.000%, 8/01/32
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	1,161,901
	Project, Series 2011, 6.750%, 9/01/40
1,455	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation,	No Opt. Call	BB	1,353,572
	Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25
265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	257,246
	6.750%, 11/01/39
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	231,905
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay North Redevelopment Project, Series 2011C:
500	6.500%, 8/01/27	2/21 at 100.00	A–	503,705
700	6.750%, 8/01/33	2/21 at 100.00	A–	712,152
500	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB	494,305
	Mission Bay South Redevelopment Project, Series 2011D, 6.625%, 8/01/27
360	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	369,277
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
1,000	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	AA–	975,830
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
2,400	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	No Opt. Call	AA–	2,292,720
	California, Revenue Bonds, Tender Option Bond Trust 3584, 21.594%, 6/01/17 (IF) (4)
3,110	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AA+	2,966,874
	Series 2007, 5.000%, 8/01/31 – AGM Insured
500	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds,	9/18 at 102.00	A	411,795
	Series 2010, 5.000%, 9/01/35
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project,	6/21 at 100.00	A	1,019,303
	Series 2011A, 6.500%, 12/01/28
1,020	Western Placer Unified School District, Placer County, California, Certificates of	8/19 at 100.00	AA+	931,892
	Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured
44,870	Total California			42,746,757

42 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado – 5.0%
$ 1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown	7/19 at 100.00	N/R	$ 921,300
	Pointe Academy of Westminster Project, Chartered Through Adams County School District 50,
	Series 2009, 5.000%, 7/15/39
2,090	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of	12/15 at 100.00	N/R	1,712,818
	Evergreen, Series 2005A, 6.500%, 12/01/35
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	721,590
	Leavenworth Health Services Corporation, Tender Option Bond Trust 3702, 18.799%, 1/01/18 (IF) (4)
965	Colorado Housing and Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle	6/11 at 100.00	N/R	843,304
	Highlands Apartments Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured (Alternative
	Minimum Tax)
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
11	0.000%, 4/21/14 (Alternative Minimum Tax)	No Opt. Call	N/R	0
49	0.000%, 4/21/14 (Alternative Minimum Tax) (5), (7)	No Opt. Call	N/R	35,648
250	6.200%, 4/01/16 (Alternative Minimum Tax) (5), (6)	No Opt. Call	N/R	186,375
2,000	Conservatory Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax	12/17 at 100.00	N/R	1,391,860
	Bonds, Series 2007, 5.125%, 12/01/37 – RAAI Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003:
1,000	7.600%, 12/01/16	6/14 at 101.00	N/R	992,700
500	7.700%, 12/01/17	6/14 at 101.00	N/R	495,490
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs
	Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A	487,241
3,880	6.500%, 11/15/38 (4)	No Opt. Call	A	3,985,846
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	769,140
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
13,785	Total Colorado			12,543,312
	Connecticut – 0.9%
915	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	930,409
	7.750%, 1/01/43
1,250	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,313,288
	Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22
2,165	Total Connecticut			2,243,697
	District of Columbia – 0.1%
400	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	367,772
	Series 2001, 6.750%, 5/15/40
	Florida – 7.7%
1,935	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	1,423,715
	Bonds, Series 2006A, 5.125%, 5/01/38
980	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	915,026
	6.625%, 5/01/34
4,140	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2009-2,	7/19 at 100.00	AA+	4,018,077
	4.650%, 7/01/29
2,585	JEA, Florida, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 11801,	7/11 at 100.00	Aa2	1,425,757
	20.308%, 4/01/35 – NPFG Insured (IF)
1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/20 at 100.00	A	1,005,530
	Hospital, Series 2010A, 6.000%, 8/01/30
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	1,590,323
	2010A-1, 5.375%, 10/01/35
1,460	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA+	1,415,893
	5.000%, 10/01/35 – AGM Insured

Nuveen Investments 43

Nuveen Enhanced Municipal Value Fund (continued)
NEV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 3,660	Miami-Dade County, Florida, Capital Asset Acquisition Special Obligation Bonds, Series 2009A,	4/19 at 100.00	AA+	$ 3,584,933
	5.125%, 4/01/34 – AGC Insured
2,000	Mid-Bay Bridge Authority, Florida, Capital Springing Lien Revenue Bonds, Series 2011,	10/21 at 100.00	BBB–	2,002,140
	7.250%, 10/01/40
1,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA+	923,130
	5.375%, 10/01/40
10	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series	1/19 at 100.00	AA+	9,167
	2009A, 5.000%, 1/01/39
435	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	384,149
	5.875%, 5/01/22
1,200	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	802,596
	6.650%, 5/01/40
22,030	Total Florida			19,500,436
	Georgia – 7.4%
12,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2010C, 5.250%, 1/01/30 (UB)	1/21 at 100.00	AA+	12,319,680
750	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	760,770
	7.500%, 1/01/31
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B, Remarketed,	1/19 at 100.00	N/R	1,005,810
	6.750%, 1/01/20
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,381,775
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
2,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	CCC+	2,643,400
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
250	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/11 at 100.00	BBB–	245,945
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
150	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	141,950
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/22	No Opt. Call	A	87,048
17,990	Total Georgia			18,586,378
	Illinois – 11.1%
2,500	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	12/11 at 100.00	N/R	2,498,700
	8.500%, 6/15/23
2,000	Chicago, Illinois, Chicago O’Hare International Airport Special Facility Revenue Refunding	12/12 at 100.00	Caa2	1,446,820
	Bonds, American Air Lines, Inc. Project, Series 2007, 5.500%, 12/01/30
2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series	12/21 at 100.00	AA+	2,180,140
	2005, 6.000%, 12/01/24 – AGM Insured
1,460	Hoffman Estates, Illinois, General Obligation Bonds, Tender Option Bond Trust 09-28W,	12/18 at 100.00	AA+	1,298,904
	25.723%, 12/01/38 (IF) (4)
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/20 at 100.00	N/R	959,100
	6.125%, 5/15/27
1,000	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2,	5/12 at 100.00	N/R	975,710
	6.375%, 5/15/17
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	921,140
1,000	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011B, 5.500%, 10/01/23	4/21 at 100.00	A–	1,060,380
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	2,700,320
	2006A, 5.000%, 4/01/36
800	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	No Opt. Call	A+	700,744
	Centers, Series 2010, 5.250%, 8/15/36
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	854,320
	5.500%, 5/15/26

44 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 1,975	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Tender Option Bonds	8/19 at 100.00	AA+	$ 2,345,905
	Trust 11-16B, 26.862%, 8/15/39 (IF) (4)
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	917,870
	5.125%, 5/15/35
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA+	478,350
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	1,001,720
	Series 2009, 6.125%, 5/15/25
500	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	495,585
	Series 2002, 5.500%, 1/01/22
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
2,685	5.250%, 1/01/30	1/16 at 100.00	B–	1,840,192
1,000	5.250%, 1/01/36	1/16 at 100.00	B–	685,570
1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	877,420
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
441	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge	No Opt. Call	N/R	420,912
	Lakes Project, Series 2005-1, 5.250%, 3/01/15
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	No Opt. Call	A–	965,770
	2010, 6.000%, 6/01/28
1,500	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental	6/17 at 103.00	N/R	1,316,295
	Health Center, Series 2007, 6.625%, 6/01/37
1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	1,000,120
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
31,361	Total Illinois			27,941,987
	Indiana – 2.0%
1,810	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	Aa3	1,679,101
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	1,330,398
	Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	2,010,960
	2011, 7.750%, 9/01/31
5,205	Total Indiana			5,020,459
	Kansas – 0.5%
1,500	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	1,354,020
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Louisiana – 0.5%
1,165	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899,	5/20 at 100.00	AA	1,173,330
	17.691%, 5/01/33 (IF)
	Massachusetts – 3.6%
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	667,344
	2010A, 5.500%, 1/01/22
955	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	973,718
	2010B, 5.500%, 1/01/23
3,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	2,553,270
	Issue, Series 2008A, 6.250%, 1/15/28
2,385	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	N/R	1,817,823
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured

Nuveen Investments 45

Nuveen Enhanced Municipal Value Fund (continued)
NEV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	$ 2,181,734
	University Issue, Series 2009A, 5.750%, 7/01/39
1,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2010C,	6/20 at 100.00	AA–	934,760
	5.000%, 12/01/30 (Alternative Minimum Tax)
10,265	Total Massachusetts			9,128,649
	Michigan – 10.0%
9,650	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005,	No Opt. Call	AA+	9,501,294
	5.250%, 5/01/27 – AGM Insured (UB) (4)
2,865	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	AA+	2,865,716
	Series 2007, 5.000%, 5/01/32 – AGM Insured
8,000	Michigan Finance Authority, General Obligation Bonds, Detroit City School District, State Aid	No Opt. Call	N/R	8,040,160
	Notes Series 2011A-2, 6.650%, 3/20/12
2,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	1,968,855
	Refunding Series 2009, 5.750%, 11/15/39
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender
	Option Bond Trust 3244:
2,000	23.759%, 12/01/24 (IF)	12/12 at 100.00	AA	1,768,700
535	23.673%, 12/01/24 (IF)	12/12 at 100.00	AA	473,357
585	23.641%, 12/01/24 (IF)	12/12 at 100.00	AA	517,690
25,735	Total Michigan			25,135,772
	Mississippi – 0.4%
485	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel	2/21 at 102.00	N/R	460,221
	of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (6)
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/11 at 100.00	BBB	490,120
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
985	Total Mississippi			950,341
	Missouri – 0.6%
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	927,500
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
640	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	N/R	630,880
	of West County, Series 2007A, 5.375%, 9/01/21
1,640	Total Missouri			1,558,380
	Nebraska – 2.1%
2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Tender Option	9/20 at 100.00	AAA	2,347,300
	Bonds Trust 3853, 26.128%, 3/01/33 (IF) (4)
3,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	Aa1	3,013,920
	5.000%, 2/01/43
5,000	Total Nebraska			5,361,220
	Nevada – 0.8%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	1,958,800
	International Airport, Series 2010A, 5.000%, 7/01/30
	New Jersey – 0.8%
355	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/11 at 100.00	B	325,276
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
1,750	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,715,595
	5.000%, 12/01/26
2,105	Total New Jersey			2,040,871

46 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 2.8%
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
$ 1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	$ 1,066,978
1,225	6.250%, 7/15/40	No Opt. Call	BBB–	1,207,225
2,000	6.375%, 7/15/43	No Opt. Call	BBB–	1,990,000
2,500	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	2,531,950
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	254,983
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42
7,090	Total New York			7,051,136
	Ohio – 7.0%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
6,300	5.875%, 6/01/30	6/17 at 100.00	Baa3	4,546,332
3,000	5.750%, 6/01/34	6/17 at 100.00	Baa3	2,067,000
1,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	863,670
	5.750%, 11/01/40
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	740,278
	Services, Improvement Series 2010A, 5.625%, 7/01/26
2,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Series 2009,	4/19 at 100.00	A	1,952,280
	5.375%, 4/01/34
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	3,018,750
	2011A, 5.750%, 11/15/31
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	939,910
	Refunding & improvement Series 2010, 6.375%, 4/01/30
1,670	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust	5/19 at 100.00	AA	1,702,097
	3260, 29.269%, 5/01/29 (IF) (4)
1,200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,209,948
	Project, Series 2009E, 5.625%, 10/01/19
500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/14 at 100.00	Aa2	499,960
	Obligated Group, Series 2009B, 5.500%, 1/01/34
20,430	Total Ohio			17,540,225
	Oklahoma – 0.5%
1,155	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992,	6/11 at 100.00	B–	1,156,201
	7.350%, 12/01/11
	Oregon – 0.8%
185	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%,	8/11 at 100.00	BBB–	183,524
	8/01/25 (Alternative Minimum Tax)
370	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183,	7/20 at 100.00	Ba2	347,215
	5.700%, 12/01/25
1,500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993,	7/11 at 100.00	BBB–	1,501,530
	6.550%, 2/01/15
2,055	Total Oregon			2,032,269
	Pennsylvania – 5.4%
1,000	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	1,057,300
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding
	Series 2009, 6.750%, 11/01/24
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba2	1,019,780
	General Hospital, Series 2005A, 5.125%, 4/01/35

Nuveen Investments 47

Nuveen Enhanced Municipal Value Fund (continued)
NEV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	$ 1,486,275
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,000	Hazleton Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Hazleton-Saint	7/11 at 100.00	BBB	984,940
	Joseph Medical Center, Series 1996, 6.200%, 7/01/26
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	1,913,220
	Series 2009, 7.750%, 12/15/27
	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage
	Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B:
1,125	17.490%, 8/01/38 (IF) (4)	8/20 at 100.00	AA	1,276,054
255	18.991%, 8/01/38 (IF) (4)	8/20 at 100.00	AA	261,181
25	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds,	2/13 at 102.00	N/R	22,893
	NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/11 at 100.00	B	844,120
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	Baa3	1,009,210
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	BBB–	1,156,884
	Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30
525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2010-110A,	10/19 at 100.00	AA+	509,507
	4.750%, 10/01/25
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	2,166,060
	0.000%, 12/01/30
14,965	Total Pennsylvania			13,707,424
	Puerto Rico – 0.4%
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	A3	988,320
	5.500%, 7/01/27 – AMBAC Insured
	Tennessee – 1.0%
1,000	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	9/11 at 100.00	N/R	975,550
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24
500	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing	12/20 at 100.00	A–	442,995
	Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30
50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/24	No Opt. Call	Ba3	47,811
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	918,110
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	BBB	147,363
2,705	Total Tennessee			2,531,829
	Texas – 4.1%
3,000	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp	8/19 at 100.00	BBB	2,960,460
	Inc., Series 2009A, 6.250%, 8/15/39
255	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. –	7/11 at 100.00	B3	234,003
	Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)
1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	1,991,520
	11947, 24.148%, 3/01/19 (IF)
1,000	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement	11/11 at 100.00	N/R	964,380
	Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009-B2, 6.500%, 2/15/14
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	466,857
	Lien Series 2008D, 6.250%, 12/15/26
810	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	833,684
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39

48 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	$ 1,032,960
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	1,165,170
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
5,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, Second Tier Series	8/12 at 22.71	BBB+	739,900
	2002A, 0.000%, 8/15/37 – AMBAC Insured
14,820	Total Texas			10,388,934
	Utah – 0.4%
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BBB–	906,640
	School, Series 2010A, 6.250%, 7/15/30
	Vermont – 1.1%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School
	Project, Series 2011A:
1,000	6.125%, 1/01/28	1/21 at 100.00	Baa2	1,008,970
1,760	6.250%, 1/01/33	1/21 at 100.00	Baa2	1,761,074
2,760	Total Vermont			2,770,044
	Virgin Islands – 0.1%
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	244,323
	Lien Series 2009A, 6.000%, 10/01/39
	Virginia – 0.5%
105	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	6/11 at 100.50	Ba2	103,177
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25 (Alternative
	Minimum Tax)
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	Baa3	1,161,280
	Series 2007B1, 5.000%, 6/01/47
2,105	Total Virginia			1,264,457
	Washington – 1.5%
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,007,480
	Research Center, Series 2009A, 6.000%, 1/01/33
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University,	10/19 at 100.00	Baa1	1,888,960
	Series 2009, 5.625%, 10/01/40
4,000	Total Washington			3,896,440
	West Virginia – 0.2%
585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	524,131
	Series 2008, 6.500%, 10/01/38
	Wisconsin – 5.3%
1,145	Milwaukee Redevelopment Authority, Wisconsin, Schlitz Park Mortgage Revenue Refunding Bonds,	7/11 at 100.00	N/R	1,109,700
	Series 1998A, 5.500%, 1/01/17 (Alternative Minimum Tax)
3,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 144A,	2/19 at 102.00	AA–	3,644,445
	6.500%, 2/01/31
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series	6/15 at 100.00	Baa2	949,880
	2010A, 6.000%, 6/01/30
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	N/R	435,690
	Inc., Series 2010B, 5.000%, 4/01/30
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592:
1,000	21.797%, 4/01/17 (IF) (4)	No Opt. Call	AA–	496,100
1,000	23.042%, 4/01/17 (IF) (4)	No Opt. Call	AA–	602,300

Nuveen Investments 49

Nuveen Enhanced Municipal Value Fund (continued)
NEV	Portfolio of Investments April 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	$ 1,980,260
	Healthcare System, Series 2006, 5.250%, 8/15/21
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	437,910
	Services Inc., Series 2006B, 5.125%, 8/15/30
2,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Tender Option Bond Trust	5/19 at 100.00	AA–	3,648,700
	10B, 31.716%, 5/01/36 (IF) (4)
13,145	Total Wisconsin			13,304,985
$ 287,183	Total Investments (cost $271,426,060) – 105.6%			265,922,985
	Floating Rate Obligations – (7.1)%			(18,000,000)
	Other Assets Less Liabilities – 1.5% (9)			3,865,657
	Net Assets – 100%			$ 251,788,642

Investments in Derivatives
Forward Swaps outstanding at April 30, 2011:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)
Barclays Bank PLC	$6,500,000	Receive	3-Month USD-LIBOR	4.756%	Semi-Annually	3/23/12	3/23/30	$(416,320)
Morgan Stanley	5,000,000	Receive	3-Month USD-LIBOR	4.431	Semi-Annually	2/17/12	2/17/30	(131,366)
Morgan Stanley	5,000,000	Receive	3-Month USD-LIBOR	4.476	Semi-Annually	2/24/16	2/24/30	(155,999)
								$(703,685)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(5)	For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Investment Valuation for more information.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

(9)	Other Assets Less Liabilities includes the Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within
Investments in Derivatives.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.
See accompanying notes to financial statements.

50 Nuveen Investments

Statement of
Assets & Liabilities
		April 30, 2011 (Unaudited)
				Enhanced
		Municipal		Municipal
	Municipal Value	Value 2	Municipal Income	Value
	(NUV)	(NUW)	(NMI)	(NEV)
Assets
Investments, at value (cost $1,890,711,716, $181,662,105, $85,310,413
and $271,426,060, respectively)	$1,826,898,272	$195,506,967	$84,652,946	$265,922,985
Cash	9,215,440	—	573,049	4,446,527
Receivables:
Interest	29,770,837	3,938,274	1,487,819	6,575,911
Investments sold	3,487,896	10,000	1,660,000	964,773
Other assets	510,424	6,626	6,196	21,898
Total assets	1,869,882,869	199,461,867	88,380,010	277,932,094
Liabilities
Cash overdraft	—	202,388	—	—
Floating rate obligations	38,250,000	—	3,335,000	18,000,000
Unrealized depreciation on forward swaps	—	—	—	703,685
Payables:
Dividends	6,483,339	777,273	339,183	1,358,793
Interest
Investments purchased	—	—	429,594	5,809,284
Accrued expenses:
Management fees	792,909	103,372	43,113	205,199
Shelf offering costs	100,569	—	—	—
Other	583,894	42,336	33,982	66,491
Total liabilities	46,210,711	1,125,369	4,180,872	26,143,452
Net assets	$1,823,672,158	$198,336,498	$84,199,138	$251,788,642
Shares outstanding	198,347,437	12,878,142	8,219,748	19,256,862
Net asset value per share outstanding	$9.19	$15.40	$10.24	$13.08
Net assets consist of:
Shares, $.01 par value per share	$1,983,474	$128,781	$82,197	$192,569
Paid-in surplus	1,869,350,184	184,390,094	91,913,702	275,083,028
Undistributed (Over-distribution of) net investment income	11,653,790	(30,289)	977,740	1,966,902
Accumulated net realized gain (loss)	4,498,154	3,050	(8,117,034)	(19,247,097)
Net unrealized appreciation (depreciation)	(63,813,444)	13,844,862	(657,467)	(6,206,760)
Net assets	$1,823,672,158	$198,336,498	$84,199,138	$251,788,642
Authorized shares	350,000,000	Unlimited	200,000,000	Unlimited

See accompanying notes to financial statements.

Nuveen Investments 51

Statement of
Operations
		Six Months Ended April 30, 2011
		(Unaudited)
				Enhanced
		Municipal	Municipal	Municipal
	Municipal Value	Value 2	Income	Value
	(NUV)	(NUW)	(NMI)	(NEV)
Investment Income	$53,658,882	$6,736,814	$2,718,860	$10,885,366
Expenses
Management fees	4,930,485	634,007	263,390	1,231,017
Shareholders’ servicing agent fees and expenses	149,817	129	8,054	76
Interest expense	94,053	—	7,491	87,669
Custodian’s fees and expenses	160,499	18,700	11,622	27,959
Directors’/Trustees’ fees and expenses	22,971	2,494	1,060	3,173
Professional fees	355,637	10,610	9,101	57,599
Shareholders’ reports – printing and mailing expenses	131,556	15,694	8,123	17,860
Stock exchange listing fees	34,903	4,662	4,573	4,507
Investor relations expense	64,926	6,147	3,567	7,203
Other expenses	29,834	6,076	5,414	9,847
Total expenses before custodian fee credit	5,974,681	698,519	322,395	1,446,910
Custodian fee credit	(5,567)	(519)	(985)	(1,750)
Net expenses	5,969,114	698,000	321,410	1,445,160
Net investment income (loss)	47,689,768	6,038,814	2,397,450	9,440,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	8,827,939	2,550	211,454	(15,627,802)
Forward swaps	—	—	—	(674,000)
Change in net unrealized appreciation (depreciation) of:
Investments	(130,575,529)	(18,545,708)	(5,140,834)	(18,671,079)
Forward swaps	—	—	—	1,420,477
Net realized and unrealized gain (loss)	(121,747,590)	(18,543,158)	(4,929,380)	(33,552,404)
Net increase (decrease) in net assets from operations	$(74,057,822)	$(12,504,344)	$(2,531,930)	$(24,112,198)

See accompanying notes to financial statements.

52 Nuveen Investments

Statement of
Changes in Net Assets(Unaudited)
	Municipal Value (NUV)		Municipal Value 2 (NUW)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	4/30/11	10/31/10	4/30/11	10/31/10
Operations
Net investment income (loss)	$47,689,768	$96,440,907	$6,038,814	$11,585,054
Net realized gain (loss) from:
Investments	8,827,939	3,976,235	2,550	284,334
Forward swaps	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(130,575,529)	55,534,861	(18,545,708)	7,974,062
Forward swaps	—	—	—	—
Net increase (decrease) in net assets from operations	(74,057,822)	155,952,003	(12,504,344)	19,843,450
Distributions to Shareholders
From net investment income	(46,496,000)	(92,765,935)	(5,788,301)	(11,478,612)
From accumulated net realized gains	(4,178,829)	(1,004,873)	(284,128)	(123,156)
Decrease in net assets from distributions to shareholders	(50,674,829)	(93,770,808)	(6,072,429)	(11,601,768)
Capital Share Transactions
Proceeds from sale of shares, net of offering costs	—	—	—	—
Proceeds from shelf offering, net of offering costs	1,878,673	—	—	—
Net proceeds from shares issued
to shareholders due to
reinvestment of distributions	2,431,689	9,881,917	767,410	2,195,521
Net increase (decrease) in net assets
from capital share transactions	4,310,362	9,881,917	767,410	2,195,521
Net increase (decrease) in net assets	(120,422,289)	72,063,112	(17,809,363)	10,437,203
Net assets at the beginning of period	1,944,094,447	1,872,031,335	216,145,861	205,708,658
Net assets at the end of period	$1,823,672,158	$1,944,094,447	$198,336,498	$216,145,861
Undistributed (Over-distribution of)
net investment income at the end of period	$11,653,790	$10,460,022	$(30,289)	$(280,802)

See accompanying notes to financial statements.

Nuveen Investments 53

Statement of
Changes in Net Assets (Unaudited) (continued)
			Enhanced Municipal
	Municipal Income (NMI)		Value (NEV)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	4/30/11	10/31/10	4/30/11	10/31/10
Operations
Net investment income (loss)	$2,397,450	$4,754,459	$9,440,206	$18,156,627
Net realized gain (loss) from:
Investments	211,454	55,664	(15,627,802)	(2,117,482)
Forward swaps	—	—	(674,000)	(858,333)
Change in net unrealized appreciation (depreciation) of:
Investments	(5,140,834)	3,560,727	(18,671,079)	23,896,826
Forward swaps	—	—	1,420,477	(2,124,162)
Net increase (decrease) in net assets from operations	(2,531,930)	8,370,850	(24,112,198)	36,953,476
Distributions to Shareholders
From net investment income	(2,342,482)	(4,643,516)	(8,781,129)	(17,538,148)
From accumulated net realized gains	—	—	—	(17,298)
Decrease in net assets from distributions to shareholders	(2,342,482)	(4,643,516)	(8,781,129)	(17,555,446)
Capital Share Transactions
Proceeds from sale of shares, net of offering costs	—	—	—	20,013,000
Proceeds from shelf offering, net of offering costs	—	—	—	—
Net proceeds from shares issued
to shareholders due to
reinvestment of distributions	65,090	398,065	—	712,711
Net increase (decrease) in net assets
from capital share transactions	65,090	398,065	—	20,725,711
Net increase (decrease) in net assets	(4,809,322)	4,125,399	(32,893,327)	40,123,741
Net assets at the beginning of period	89,008,460	84,883,061	284,681,969	244,558,228
Net assets at the end of period	$84,199,138	$89,008,460	$251,788,642	$284,681,969
Undistributed (Over-distribution of)
net investment income at the end of period	$977,740	$922,772	$1,966,902	$1,307,825

See accompanying notes to financial statements.

54 Nuveen Investments

Financial

Highlights(Unaudited)

Nuveen Investments 55

	Financial
	Highlights(Unaudited)

	Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
									Premium
									from
									Shares
			Net						Sold		Ending
	Beginning	Net	Realized/		Net				through		Net	Ending
	Net Asset	Investment	Unrealized		Investment	Capital		Offering	Shelf		Asset	Market
	Value	Income	Gain (Loss)	Total	Income	Gains	Total	Costs	Offering		Value	Value
Municipal Value (NUV)
Year Ended 10/31:
2011(g)	$9.82	$.24	$(.62)	$(.38)	$(.23)	$(.02)	$(.25)	$—	$—	**	$9.19	$9.06
2010	9.51	.49	.30	.79	(.47)	(.01)	(.48)	—	—		9.82	10.02
2009	8.60	.49	.89	1.38	(.47)	—	(.47)	—	—		9.51	9.91
2008	10.12	.47	(1.49)	(1.02)	(.47)	(.03)	(.50)	—	—		8.60	8.65
2007	10.39	.46	(.23)	.23	(.47)	(.03)	(.50)	—	—		10.12	9.49
2006	10.15	.47	.26	.73	(.47)	(.02)	(.49)	—	—		10.39	10.16
Municipal Value 2 (NUW)
Year Ended 10/31:
2011(g)	16.85	.47	(1.45)	(.98)	(.45)	(.02)	(.47)	—	—		15.40	14.98
2010	16.20	.91	.65	1.56	(.90)	(.01)	(.91)	—	—		16.85	17.57
2009(e)	14.33	.49	1.94	2.43	(.53)	—	(.53)	(.03)	—		16.20	15.84
Municipal Income (NMI)
Year Ended 10/31:
2011(g)	10.84	.29	(.60)	(.31)	(.29)	—	(.29)	—	—		10.24	9.86
2010	10.38	.58	.45	1.03	(.57)	—	(.57)	—	—		10.84	11.24
2009	9.28	.57	1.06	1.63	(.53)	—	(.53)	—	—		10.38	10.66
2008	10.77	.53	(1.52)	(.99)	(.50)	—	(.50)	—	—		9.28	9.89
2007	11.04	.52	(.28)	.24	(.51)	—	(.51)	—	—		10.77	10.49
2006	10.86	.53	.16	.69	(.51)	—	(.51)	—	—		11.04	10.50
Enhanced Municipal Value (NEV)
Year Ended 10/31:
2011(g)	14.78	.49	(1.73)	(1.24)	(.46)	—	(.46)	—	—		13.08	12.54
2010	13.73	.94	1.02	1.96	(.91)	— **	(.91)	(— )**	—		14.78	14.56
2009(f)	14.33	.04	(.61)	(.57)	—	—	—	(.03)	—		13.73	15.00

56 Nuveen Investments

			Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets(b)
	Based
Based	on	Ending
on	Net	Net	Expenses		Expenses		Net		Portfolio
Market	Asset	Assets	Including		Excluding		Investment		Turnover
Value(a)	Value(a)	(000)	Interest(c)(d)		Interest		Income(d)		Rate

(7.02)%	(3.78)%	$1,823,672	.66	%*	.65	%*	5.27	%*	5%
6.18	8.44	1,944,094	.61		.60		5.05		8
20.68	16.51	1,872,031	.66		.64		5.49		5
(3.93)	(10.51)	1,684,418	.65		.61		4.86		16
(1.90)	2.22	1,974,535	.62		.59		4.53		10
11.51	7.40	2,025,964	.59		.59		4.60		6
(12.08)	(5.77)	198,336	.71	*	.71	*	6.14	*	0
17.22	9.91	216,146	.69		.69		5.55		4
9.27	16.92	205,709	.67	*	.67	*	4.84	*	2
(9.77)	(2.87)	84,199	.77	*	.75	*	5.74	*	8
11.14	10.12	89,008	.77		.75		5.47		14
13.72	18.06	84,883	.81		.78		5.85		10
(1.01)	(9.53)	75,553	.86		.76		5.08		8
4.78	2.23	87,424	.86		.75		4.76		6
4.42	6.50	89,605	.76		.76		4.83		6
(10.72)	(8.37)	251,789	1.15	*	1.13	*	7.53	*	25
3.52	14.73	284,682	1.07		1.03		6.64		28
—	(4.15)	244,558	1.02	*	1.02	*	3.25	*	1

(a)	Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distribu-
tions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.
(b)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies,
Inverse Floating Rate Securities.
(d)	Each ratio for Enhanced Municipal Value (NEV) includes the effect of the interest expense paid on borrowings, as described in Footnote 8 – Borrowing Arrangements as follows:

Ratios of Borrowings Interest
Expense and Fees to
Average Net Assets
Enhanced Municipal Value (NEV)
Year Ended 10/31:
2011(g)	.04%*
2010	.04*
2009(f)	—

(e)	For the period February 25, 2009 (commencement of operations) through October 31, 2009.
(f)	For the period September 25, 2009 (commencement of operations) through October 31, 2009.
(g)	For the six months ended April 30, 2011.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments 57

Notes to
Financial Statements(Unaudited)

1. General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are Nuveen Municipal Value Fund, Inc. (NUV), Nuveen Municipal Value Fund 2 (NUW), Nuveen Municipal Income Fund, Inc. (NMI) and Nuveen Enhanced Municipal Value Fund (NEV) (collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, registered investment companies.

Effective January 1, 2011, the Funds’ adviser, Nuveen Asset Management, a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisors, Inc. (the “Adviser”). Concurrently, the Adviser formed a wholly-owned subsidiary, Nuveen Asset Management, LLC (the “Sub-Adviser”), to house its portfolio management capabilities and to serve as the Funds’ sub-adviser, and the Funds’ portfolio manager became an employee of the Sub-Adviser. This allocation of responsibilities between the Adviser and the Sub-Adviser affects each of the Funds. The Adviser will compensate the Sub-Adviser for the portfolio management services it provides to the Funds from each Fund’s management fee.

Each Fund seeks to provide current income from regular federal income tax by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation

Prices of municipal bonds and forward swap contracts are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have

58 Nuveen Investments

extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2011, Municipal Income (NMI) and Enhanced Municipal Value (NEV) had outstanding when-issued/delayed delivery purchase commitments of $429,594 and $4,890,361, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Shelf Offering

During the six months ended April 30, 2011, Municipal Value (NUV) filed a registration statement with the Securities and Exchange Commission (“SEC”) authorizing the Fund to issue an additional 19,600,000 shares through a shelf offering which became effective with the SEC on December 8, 2010.

During the six months ended April 30, 2011, the Fund issued 208,955 shares, receiving offering proceeds, net of offering costs of $1,878,673. Under this equity shelf program, the Fund, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s NAV per share.

Shelf Offering Costs

Costs incurred by Municipal Value (NUV) in connection with the shelf offerings of its shares are recorded as a deferred charge which are amortized over the period such additional shares are sold not to exceed the one-year life of the shelf offering period.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

Nuveen Investments 59

Notes to
Financial Statements (Unaudited) (continued)

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense” on the Statement of Operations.

During the six months ended April 30, 2011, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At April 30, 2011, each Fund’s maximum exposure to externally-deposited Recourse Trusts is as follows:
				Enhanced
	Municipal	Municipal	Municipal	Municipal
	Value (NUV)	Value 2 (NUW)	Income (NMI)	Value (NEV)
Maximum exposure to Recourse Trusts	$7,500,000	$23,665,000	$6,005,000	$132,635,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2011, were as follows:

			Enhanced
	Municipal	Municipal	Municipal
	Value (NUV)	Income (NMI)	Value (NEV)
Average floating rate obligations outstanding	$38,250,000	$3,335,000	$9,116,022
Average annual interest rate and fees	0.50%	0.45%	0.77%

Forward Swap Contracts

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader market. Forward interest rate swap transactions involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of a Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on forward swaps” with the change during the fiscal period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of forward swaps.”

Each Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as a component of “Net realized gain (loss) from forward swaps.” Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination.

60 Nuveen Investments

During the six months ended April 30, 2011, Enhanced Municipal Value (NEV) entered into forward interest rate swap contracts to reduce the duration of the Fund’s portfolio. The average notional amount of forward interest rate swap contracts outstanding during the six months ended April 30, 2011, was as follows:

Enhanced
Municipal
Value (NEV)
Average notional amount of forward interest rate swap contracts outstanding*	$14,250,000

* The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 — Derivative Instruments and Hedging Activities for further details on forward interest rate swap contract activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Nuveen Investments 61

Notes to
Financial Statements (Unaudited) (continued)

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of April 30, 2011:

Municipal Value (NUV)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,826,898,272	$—	$1,826,898,272
Municipal Value 2 (NUW)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$195,506,967	$—	$195,506,967
Municipal Income (NMI)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$84,627,896	$25,050	$84,652,946
Enhanced Municipal Value (NEV)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$265,700,962	$222,023	$265,922,985
Derivatives:
Forward Swaps*	—	(703,685)	—	(703,685)
Total	$—	$264,997,277	$222,023	$265,219,300

* Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
		Enhanced
	Municipal	Municipal
	Income (NMI)	Value (NEV)
	Level 3	Level 3
	Municipal Bonds	Municipal Bonds
Balance at the beginning of period	$26,021	$189,235
Gains (losses):
Net realized gains (losses)	(18,646)	—
Net change in unrealized appreciation (depreciation)	17,675	(2,860)
Purchases at cost	—	35,648
Sales at proceeds	—	—
Net discounts (premiums)	—	—
Transfers into	—	—
Transfers out of	—	—
Balance at the end of period	$25,050	$222,023
Net change in unrealized appreciation (depreciation) during
the period of Level 3 securities held at April 30, 2011	$17,675	$(2,860)

During the six months ended April 30, 2011, the Funds recognized no significant transfers to/from Level 1, Level 2 or Level 3.

62 Nuveen Investments

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 - General Information and Significant Accounting Policies.

The following table presents the fair value of all derivative instruments held by the Funds as of April 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure. Enhanced Municipal Value (NEV) invested in derivative instruments during the six months ended April 30, 2011.

Enhanced Municipal Value (NEV)
Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation		Unrealized depreciation
		on forward swaps*	$ —	on forward swaps*	$703,685

* Represents cumulative gross unrealized appreciation (depreciation) of forward swap contracts as reported in the Portfolio of Investments.

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2011, on derivative instruments, as well as the primary risk exposure associated with each.

Enhanced
Municipal Value
Net Realized Gain (Loss) from Forward Swaps	(NEV)
Risk Exposure
Interest Rate	$(674,000)

Enhanced
Municipal Value
Change in Net Unrealized Appreciation (Depreciation) of Forward Swaps	(NEV)
Risk Exposure
Interest Rate	$1,420,477

4. Fund Shares

The Funds did not repurchase and retire any of their outstanding shares during the six months ended April 30, 2011, or the fiscal year ended October 31, 2010.

Transactions in shares were as follows:

	Municipal Value (NUV)		Municipal Value 2 (NUW)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/11	10/31/10	4/30/11	10/31/10
Shares sold	—	—	—	—
Shares sold through
shelf offering*	208,955	—	—	—
Shares issued to shareholders
due to reinvestment of distributions	257,357	1,023,405	48,304	133,359
Weighted average premium
per shelf offering share sold*	1.18%	—	—	—

			Enhanced Municipal
	Municipal Income (NMI)		Value (NEV)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/11	10/31/10	4/30/11	10/31/10
Shares sold	—	—	—	1,400,000
Shares issued to shareholders
due to reinvestment of distributions	6,089	37,308	—	49,862

*	Municipal Value (NUV) is the only Fund authorized to issue additional shares through a shelf offering.

Nuveen Investments 63

Notes to
Financial Statements (Unaudited) (continued)

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions, when applicable) during the six months ended April 30, 2011, were as follows:

				Enhanced
	Municipal	Municipal	Municipal	Municipal
	Value	Value 2	Income	Value
	(NUV)	(NUW)	(NMI)	(NEV)
Purchases	$99,277,114	$726,393	$7,108,946	$84,049,608
Sales and maturities	117,678,729	10,000	8,168,915	64,707,220

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investments transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2011, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives, when applicable), as determined on a federal income tax basis, were as follows:

				Enhanced
	Municipal	Municipal	Municipal	Municipal
	Value	Value 2	Income	Value
	(NUV)	(NUW)	(NMI)	(NEV)
Cost of investments	$1,852,264,001	$181,119,368	$81,825,821	$253,184,181
Gross unrealized:
Appreciation	$73,956,163	$16,896,023	$2,683,599	$5,774,167
Depreciation	(137,573,239)	(2,508,424)	(3,192,919)	(11,030,549)
Net unrealized appreciation (depreciation) of investments	$(63,617,076)	$14,387,599	$(509,320)	$(5,256,382)

Permanent differences, primarily due to federal taxes paid, taxable market discount and distribution character reclassifications, resulted in reclassifications among the Funds’ components of net assets at October 31, 2010, the Funds’ last tax year end, as follows:

				Enhanced
	Municipal	Municipal	Municipal	Municipal
	Value	Value 2	Income	Value
	(NUV)	(NUW)	(NMI)	(NEV)
Paid-in-surplus	$—	$—	$2,467	$130
Undistributed (Over-distribution of) net investment income	(199,479)	—	(12,161)	(28,949)
Accumulated net realized gain (loss)	199,479	—	9,694	28,819

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2010, the Funds’ last tax year end, were as follows:

				Enhanced
	Municipal	Municipal	Municipal	Municipal
	Value	Value 2	Income	Value
	(NUV)	(NUW)	(NMI)	(NEV)
Undistributed net tax-exempt income *	$12,606,689	$257,771	$1,139,619	$2,585,881
Undistributed net ordinary income **	131,734	39,004	38,025	7,258
Undistributed net long-term capital gains	4,157,153	248,104	—	—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2010, paid on November 1, 2010.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

64 Nuveen Investments

The tax character of distributions paid during the Funds’ last tax year ended October 31, 2010, was designated for purposes of the dividends paid deduction as follows:

				Enhanced
	Municipal	Municipal	Municipal	Municipal
	Value	Value 2	Income	Value
	(NUV)	(NUW)	(NMI)	(NEV)
Distributions from net tax-exempt income	$92,351,671	$11,468,610	$4,637,655	$16,074,626
Distributions from net ordinary income **	374,351	123,156	—	17,298
Distributions from net long-term capital gains	1,004,873	—	—	—

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2010, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

		Enhanced
	Municipal	Municipal
	Income	Value
	(NMI)	(NEV)
Expiration:
October 31, 2011	$6,799,386	$—
October 31, 2012	916,759	—
October 31, 2013	165,764	—
October 31, 2016	164,175	—
October 31, 2017	289,822	—
October 31, 2018	—	$2,946,811
Total	$8,335,906	$2,946,811

During the Funds’ last tax year ended October 31, 2010, the following Fund utilized its capital loss carryforwards as follows:

Municipal
Income
(NMI)
Utilized capital loss carryforwards	$65,358

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for Municipal Value (NUV), payable monthly, is calculated according to the following schedule:
Municipal Value (NUV)
Average Daily Net Assets	Fund-Level Fee Rate
For the first $500 million	.1500%
For the next $500 million	.1250
For net assets over $1 billion	.1000

In addition, Municipal Value (NUV) pays an annual management fee, payable monthly, based on gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) as follows:

Municipal Value (NUV)
Gross Interest Income	Gross Income Fee Rate
For the first $50 million	4.125%
For the next $50 million	4.000
For gross income over $100 million	3.875

Nuveen Investments 65

Notes to
Financial Statements (Unaudited) (continued)

The annual fund level fee for Municipal Value 2 (NUW), Municipal Income (NMI) and Enhanced Municipal Value (NEV), payable monthly, is calculated according to the following schedules:

Municipal Value 2 (NUW)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For managed assets over $2 billion	.3375

Municipal Income (NMI)
Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For net assets over $5 billion	.3750

Enhanced Municipal Value (NEV)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3875

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 billion added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of April 30, 2011, the complex-level fee rate for these Funds was .1785%.

66 Nuveen Investments

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The adviser has entered into Sub-Advisory Agreements with the Sub-Adviser under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the six months ended April 30, 2011, Nuveen Securities, LLC, a wholly-owned subsidiary of Nuveen, received commissions of $3,800, related to the sale of shares as a result of the Municipal Value (NUV) shelf offering.

8. Borrowing Arrangements

As part of its investment strategy, Enhanced Municipal Value (NEV) uses borrowings to employ leverage. On May 18, 2010, the Fund entered into a $75 million (maximum commitment amount) committed 364-day unsecured line of credit (“Committed Unsecured Line”) with its custodian bank. Interest charged on the used portion of the Committed Unsecured Line is calculated at a rate per annum equal to the higher of the overnight Federal Funds rate or the overnight London Inter-bank Offered Rate (“LIBOR”) plus 1.25%. In addition, the Fund accrues a commitment fee of 0.15% per annum on the unused portion of the Committed Unsecured Line. The Fund also paid a .10% one time closing fee on the Committed Unsecured Line, which was fully expensed during the fiscal year ended October 31, 2010.

During the six months ended April 30, 2011, the Fund did not utilize its Committed Unsecured Line. Commitment and closing fees incurred on the Committed Unsecured Line are recognized as a component of “Interest expense” on the Statement of Operations.

During May 2011, the Fund entered into a new 364-day unsecured line of credit. The Fund will pay a one-time closing fee of .05% on the maximum commitment amount and will accrue a commitment fee of .125% on the unused portion of the Committed Unsecured Line. All other terms remain unchanged.

9. New Accounting Pronouncement

Fair Value Measurements and Disclosures

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Nuveen Investments 67

Board Approval of Sub-Advisory Arrangements (Unaudited)

At a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including a majority of the Board Members who are not parties to the advisory agreements or “interested persons” of any parties (the “Independent Board Members”), considered and approved the advisory agreements (each, an “Advisory Agreement”) between each Fund and Nuveen Asset Management (the “Adviser”). Since the May Meeting, Nuveen has engaged in an internal restructuring (the “Restructuring”) pursuant to which the portfolio management services provided by the Adviser to the Funds were transferred to Nuveen Asset Management, LLC (“NAM LLC”), a newly-organized wholly-owned subsidiary of the Adviser and the Adviser changed its name to Nuveen Fund Advisors, Inc. (“NFA”). The Adviser, under its new name NFA, continues to serve as investment adviser to the Funds and, in that capacity, will continue to provide various oversight, administrative, compliance and other services. To effectuate the foregoing, NFA entered into sub-advisory agreements with NAM LLC on behalf of the Funds (each, a “Sub-Advisory Agreement”). Under each Sub-Advisory Agreement, NAM LLC, subject to the oversight of NFA and the Board, will furnish an investment program, make investment decisions for, and place all orders for the purchase and sale of securities for the portion of the respective Fund’s investment portfolio allocated to it by NFA. There have been no changes to the advisory fees paid by the Funds; rather, NFA will pay a portion of the investment advisory fee it receives to NAM LLC for its sub-advisory services. The Independent Board Members reviewed the allocation of fees between NFA and NAM LLC. NFA and NAM LLC do not anticipate any reduction in the nature or level of services provided to the Funds following the Restructuring. The personnel of NFA who engaged in portfolio management activities prior to the spinoff of NAM LLC are not expected to materially change as a result of the spinoff. In light of the foregoing, at a meeting held on November 16-18, 2010, the Board Members, including a majority of the Independent Board Members, approved the Sub-Advisory Agreements on behalf of the Funds. Given that the Restructuring was not expected to reduce the level or nature of services provided and the advisory fees paid by the Funds were the same, the factors considered and determinations made at the May Meeting in approving the Advisory Agreements were equally applicable to the approval of the Sub-Advisory Agreements. For a discussion of these considerations, please see the shareholder report of the Funds that was first issued after the May Meeting for the period including May 2010.

68 Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

Nuveen Investments 69

Reinvest Automatically

Easily and Conveniently (continued)

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

70 Nuveen Investments

Glossary of Terms

Used in this Report

•
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

•
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested divi- dends and capital gains distributions, if any) over the time period being considered.

•
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

•
Duration: A measure of the price sensitivity of a fixed income security or portfolio to changes in interest rates. Duration is stated in years. For example, if a bond has a dura- tion of four years, the price of the bond is expected to change by approximately 4% for every one percentage point change in interest rates. The shorter the duration, the less price variability expected in the security’s price due to changes in interest rates.

•
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both structural leverage and the leverage effects of certain derivative invest- ments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any structural leverage.

Nuveen Investments 71

Glossary of Terms
Used in this Report (continued)

•
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typi- cally also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

•	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

•
Net Asset Value (NAV): A Fund’s NAV is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

•
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

•	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

•
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

72 Nuveen Investments

Notes

Nuveen Investments 73

Notes

74 Nuveen Investments

Other Useful Information

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NUV	—
NUW	—
NMI	—
NEV	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Board of Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Nuveen Investments 75

Nuveen Investments:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $206 billion of assets as of March 31, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready - no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com	ESA - A - 0411D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Value Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: July 8, 2011

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: July 8, 2011